NATIONWIDE
VL SEPARATE

ACCOUNT-C

Annual Report
to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Janus Henderson Investors Enterprise Portfolio: Service Shares (JAMGS)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 10, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 8, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 10, 2016 to December 31, 2016 and the year ended December 31, 2017

Massachusetts Financial Services Co. VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 8, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Large Cap Growth Fund - Class I (NVOLG1)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	April 22, 2016 to December 31, 2016 and the year ended December 31, 2017
American Century Investors VP Mid Cap Value Fund - Class I (ACVMV1)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	January 8, 2016 to December 31, 2016 and the year ended December 31, 2017

Eaton Vance Funds Floating-Rate Income Fund (ETVFR)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

Nationwide Funds Group NVIT Real Estate Fund - Class I (NVRE1)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

Nationwide Funds Group NVIT Short Term Bond Fund - Class I (NVSTB1)

	Statement of Changes in Contract Owners’ Equity	January 8, 2016 to December 31, 2016
Morgan Stanley Global Real Estate Portfolio - Class II (VKVGR2)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Statement of Operations	December 21, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 21, 2017 to December 31, 2017
Nationwide Funds Group NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Statement of Operations	December 21, 2017 to December 31, 2017
Statement of Changes in Contract Owners’ Equity	December 21, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

AMERICAN CENTURY INVESTORS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

INVESCO INVESTMENTS

VI International Growth Fund - Series I Shares (AVIE)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value - Institutional Shares (GVMCE)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,460 shares (cost $42,238)	$48,704
VPS International Value Portfolio - Class A (ALVIVA)
7,179 shares (cost $101,514)	117,010
VP Capital Appreciation Fund - Class I (ACVCA)
7 shares (cost $97)	98
VP Income & Growth Fund - Class I (ACVIG)
59,503 shares (cost $486,587)	637,279
VP International Fund - Class I (ACVI)
74,958 shares (cost $568,940)	912,983
VP Mid Cap Value Fund - Class I (ACVMV1)
7,211 shares (cost $127,187)	164,054
VP Ultra(R) Fund - Class I (ACVU1)
1,603 shares (cost $24,820)	31,011
VP Value Fund - Class I (ACVV)
16,395 shares (cost $151,810)	183,786
Growth Fund - Class 2 (AMVGR2)
15,142 shares (cost $1,068,710)	1,171,236
International Fund - Class 2 (AMVI2)
4,436 shares (cost $90,458)	95,960
Large Cap Core V.I. Fund - Class II (MLVLC2)
67 shares (cost $2,103)	1,894
VP S&P 500 Index Portfolio (CVSPIP)
17 shares (cost $1,938)	2,417
VIP Small Cap Value Series: Service Class (DWVSVS)
159 shares (cost $6,210)	6,744
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
227,177 shares (cost $3,902,350)	4,570,805
Stock Index Fund, Inc. - Initial Shares (DSIF)
423,932 shares (cost $19,089,434)	22,671,879
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
273 shares (cost $10,214)	11,013
Appreciation Portfolio - Initial Shares (DCAP)
11,998 shares (cost $490,469)	536,430
International Value Portfolio - Initial Shares (DVIV)
305 shares (cost $2,862)	3,739
Quality Bond Fund II - Primary Shares (FQB)
634,854 shares (cost $6,922,678)	7,015,141
VIP Contrafund(R) Portfolio - Service Class (FCS)
6,851 shares (cost $219,117)	258,766
VIP Equity-Income Portfolio - Service Class (FEIS)
6,057 shares (cost $131,759)	143,966
VIP Growth Opportunities Portfolio - Service Class (FGOS)
7,557 shares (cost $195,412)	272,189
VIP Growth Portfolio - Service Class (FGS)
4,121 shares (cost $216,127)	303,964
VIP High Income Portfolio - Service Class (FHIS)
1,553 shares (cost $8,244)	8,420
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,161 shares (cost $27,225)	27,353
VIP Mid Cap Portfolio - Service Class (FMCS)
2,045 shares (cost $67,423)	78,933
VIP Overseas Portfolio - Service Class (FOS)
2,077 shares (cost $40,158)	47,288
VIP Value Strategies Portfolio - Service Class (FVSS)
151 shares (cost $2,180)	2,146
Small Cap Value Securities Fund - Class 2 (FTVSV2)
77,123 shares (cost $1,461,792)	1,527,030
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,085 shares (cost $15,766)	16,779

VI International Growth Fund - Series I Shares (AVIE)
3,351 shares (cost $113,509)	$133,676
Mid Cap Value Portfolio: Class 1 (JPMMV1)
83,497 shares (cost $831,776)	987,774
Balanced Portfolio: Service Shares (JABS)
2,639 shares (cost $85,469)	97,865
Enterprise Portfolio: Service Shares (JAMGS)
1,386 shares (cost $77,543)	92,433
Forty Portfolio: Service Shares (JACAS)
1,850 shares (cost $66,812)	69,998
Global Technology Portfolio: Service Shares (JAGTS)
3,571 shares (cost $27,842)	41,286
Overseas Portfolio: Service Shares (JAIGS)
48,323 shares (cost $1,721,595)	1,485,449
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,076 shares (cost $21,000)	25,381
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
3,636 shares (cost $90,503)	94,312
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
32,622 shares (cost $372,669)	403,864
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
0.05 shares (cost $1)	1
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
7,074 shares (cost $120,281)	117,849
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
22,895 shares (cost $1,037,380)	1,231,549
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
5,234 shares (cost $79,984)	88,144
Value Series - Service Class (MVFSC)
86,340 shares (cost $1,575,285)	1,774,289
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
59,284 shares (cost $1,345,602)	1,648,102
Emerging Markets Debt Portfolio - Class I (MSEM)
1,416 shares (cost $10,658)	11,441
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
33 shares (cost $294)	399
U.S. Real Estate Portfolio - Class I (MSVRE)
1,076 shares (cost $21,207)	23,371
NVIT Bond Index Fund Class I (NVBX)
381,337 shares (cost $4,057,462)	3,969,717
Federated NVIT High Income Bond Fund - Class I (HIBF)
146,005 shares (cost $982,470)	962,174
NVIT Emerging Markets Fund - Class I (GEM)
67,853 shares (cost $1,049,979)	928,234
NVIT International Equity Fund - Class I (GIG)
58,025 shares (cost $520,229)	685,271
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
10 shares (cost $94)	101
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
1,670 shares (cost $17,202)	16,963
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
50 shares (cost $577)	555
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2,715 shares (cost $27,353)	26,659
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
337 shares (cost $3,640)	3,672
NVIT Nationwide Fund - Class I (TRF)
8,886 shares (cost $85,887)	169,816
NVIT Government Bond Fund - Class I (GBF)
43,925 shares (cost $487,028)	470,434
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,640 shares (cost $34,926)	34,377
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
0.14 shares (cost $2)	2

NVIT Mid Cap Index Fund - Class I (MCIF)
399,032 shares (cost $9,714,725)	$10,382,817
NVIT Money Market Fund - Class I (SAM)
6 shares (cost $6)	6
NVIT Money Market Fund - Class V (SAM5)
90,563,697 shares (cost $90,563,697)	90,563,697
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,385 shares (cost $17,028)	18,856
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
511 shares (cost $5,079)	5,544
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
53 shares (cost $564)	647
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
23 shares (cost $398)	438
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
792 shares (cost $10,597)	12,145
NVIT Multi-Manager Small Company Fund - Class I (SCF)
52,960 shares (cost $1,109,206)	1,199,011
NVIT Multi-Sector Bond Fund - Class I (MSBF)
357 shares (cost $3,147)	3,305
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,362 shares (cost $63,309)	66,162
Invesco NVIT Comstock Value Fund - Class I (EIF)
38 shares (cost $599)	766
Guardian Portfolio - I Class Shares (AMGP)
368 shares (cost $5,264)	5,948
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
15 shares (cost $371)	425
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
30,248 shares (cost $304,669)	505,450
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
10,156 shares (cost $443,957)	565,668
Global Securities Fund/VA - Non-Service Shares (OVGS)
29,102 shares (cost $1,114,926)	1,380,012
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
25 shares (cost $694)	812
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
76 shares (cost $5,794)	6,400
All Asset Portfolio - Administrative Class (PMVAAA)
1,776 shares (cost $16,660)	19,273
Low Duration Portfolio - Administrative Class (PMVLDA)
54,579 shares (cost $578,407)	558,890
Real Return Portfolio - Administrative Class (PMVRRA)
194,881 shares (cost $2,514,503)	2,420,421
Total Return Portfolio - Administrative Class (PMVTRA)
51,722 shares (cost $549,565)	565,842
Mid Cap Value- Institutional Shares (GVMCE)
2,284 shares (cost $37,553)	38,643
Baron Growth Opportunities Fund Service Class (BNCAI)
1,306 shares (cost $57,041)	64,087
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
1,433 shares (cost $12,595)	13,659
Micro-Cap Portfolio - Investment Class (ROCMC)
6,911 shares (cost $70,378)	71,734
Equity Income Portfolio - II (TREI2)
3,056 shares (cost $84,564)	89,111
Limited-Term Bond Portfolio (TRLT1)
393,038 shares (cost $1,904,707)	1,894,441
Mid-Cap Growth Portfolio - II (TRMCG2)
12,651 shares (cost $311,108)	342,973
New America Growth Portfolio (TRNAG1)
98 shares (cost $2,549)	2,796
Blue Chip Growth Portfolio (TRBCGP)
4,478 shares (cost $119,298)	139,802

VIP Trust Emerging Markets Fund - Initial Class (VWEM)
106,600 shares (cost $1,380,261)	$1,666,165
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
87 shares (cost $1,504)	2,065
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
48,211 shares (cost $477,513)	559,684
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
4,236 shares (cost $35,652)	32,370
Advantage VT Opportunity Fund - Class 2 (SVOF)
18 shares (cost $454)	484

Total Investments	$169,664,724

Other Accounts Receivable	23
Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	9
Accounts Receivable - VIP Small Cap Value Series: Service Class (DWVSVS)	10
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	8
Accounts Receivable - Templeton Foreign Securities Fund - Class 2 (TIF2)	9
Accounts Receivable - Balanced Portfolio: Service Shares (JABS)	7
Accounts Receivable - Enterprise Portfolio: Service Shares (JAMGS)	3
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	11
Accounts Receivable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	9
Accounts Receivable - NVIT Cardinal Moderate Fund - Class I (NVCMD1)	4
Accounts Receivable - NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	11
Accounts Receivable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	6
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	15
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	11
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	4
Accounts Receivable - Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	9
Accounts Receivable - New America Growth Portfolio (TRNAG1)	7
Accounts Payable - VP S&P 500 Index Portfolio (CVSPIP)	(4)
Accounts Payable - Large Cap Core V.I. Fund - Class II (MLVLC2)	(17)
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(8)
Accounts Payable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	(3)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(7)
Accounts Payable - VI International Growth Fund - Series I Shares (AVIE)	(3)
Accounts Payable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	(5)
Accounts Payable - Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	(1)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(10)
Accounts Payable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(8)
Accounts Payable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(6)
Accounts Payable - NVIT Money Market Fund - Class V (SAM5)	(43)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(7)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(12)
Accounts Payable - NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	(11)
Accounts Payable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	(2)
Accounts Payable - Invesco NVIT Comstock Value Fund - Class I (EIF)	(13)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(9)
Accounts Payable - Limited-Term Bond Portfolio (TRLT1)	(77)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(16)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(12)

$169,664,606

Contract Owners’ Equity:
Accumulation units	169,664,606

Total Contract Owners’ Equity (note 8)	$169,664,606

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVGIA	ALVIVA	ACVCA	ACVIG	ACVI	ACVMV1	ACVU1
Reinvested dividends	$1,648,023	751	2,464	-	13,869	7,211	2,424	92
Asset charges (note 3)	(380,092)	(124)	(217)	-	(1,452)	(2,078)	(390)	(65)

Net investment income (loss)	1,267,931	627	2,247	-	12,417	5,133	2,034	27

Realized gain (loss) on investments	832,539	434	2,342	-	20,156	1,486	1,000	292
Change in unrealized gain (loss) on investments	7,341,684	2,748	19,346	7	62,250	213,721	10,888	5,614

Net gain (loss) on investments	8,174,223	3,182	21,688	7	82,406	215,207	11,888	5,906

Reinvested capital gains	2,257,954	4,445	-	12	13,128	-	3,095	1,168

Net increase (decrease) in contract owners’ equity resulting from operations	$11,700,108	8,254	23,935	19	107,951	220,340	17,017	7,101

Investment Activity:	ACVV	AMVGR2	AMVI2	MLVLC2	CVSPIP	DWVSVS	DVSCS	DSIF
Reinvested dividends	$2,916	5,388	1,046	20	33	499	28,915	369,650
Asset charges (note 3)	(437)	(2,656)	(136)	(4)	(6)	(167)	(8,804)	(44,119)

Net investment income (loss)	2,479	2,732	910	16	27	332	20,111	325,531

Realized gain (loss) on investments	648	45,355	(133)	7	21	1,801	46,398	807,158
Change in unrealized gain (loss) on investments	11,341	113,527	16,354	(174)	301	1,111	264,578	2,434,590

Net gain (loss) on investments	11,989	158,882	16,221	(167)	322	2,912	310,976	3,241,748

Reinvested capital gains	-	98,492	716	499	85	2,661	189,234	496,751

Net increase (decrease) in contract owners’ equity resulting from operations	$14,468	260,106	17,847	348	434	5,905	520,321	4,064,030

Investment Activity:	DSRG	DCAP	DVIV	FQB	FAMP	FCS	FEIS	FGOS
Reinvested dividends	$120	6,457	51	226,414	6,613	2,192	2,220	488
Asset charges (note 3)	(26)	(1,197)	(8)	(17,460)	(2,940)	(520)	(326)	(609)

Net investment income (loss)	94	5,260	43	208,954	3,673	1,672	1,894	(121)

Realized gain (loss) on investments	(8)	605	30	1,130	(129,410)	114	71	4,148
Change in unrealized gain (loss) on investments	694	48,191	774	48,526	109,039	31,953	11,077	35,172

Net gain (loss) on investments	686	48,796	804	49,656	(20,371)	32,067	11,148	39,320

Reinvested capital gains	688	60,217	-	-	170,864	12,672	2,668	30,666

Net increase (decrease) in contract owners’ equity resulting from operations	$1,468	114,273	847	258,610	154,166	46,411	15,710	69,865

Investment Activity:	FGS	FHIS	FIGBS	FMCS	FOS	FVSS	FTVSV2	TIF2
Reinvested dividends	$335	441	1,380	453	583	28	9,414	405
Asset charges (note 3)	(682)	(21)	(438)	(148)	(116)	(4)	(4,281)	(41)

Net investment income (loss)	(347)	420	942	305	467	24	5,133	364

Realized gain (loss) on investments	1,592	(1)	2,950	413	515	(1)	(74,882)	(516)
Change in unrealized gain (loss) on investments	58,279	137	4,296	9,634	11,046	(153)	84,151	2,808

Net gain (loss) on investments	59,871	136	7,246	10,047	11,561	(154)	9,269	2,292

Reinvested capital gains	19,156	-	1,023	3,371	41	481	128,748	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,680	556	9,211	13,723	12,069	351	143,150	2,656

Investment Activity:	AVIE	JPMMV1	JABS	JAMGS	JACAS	JAGTS	JAIGS	LZREMS
Reinvested dividends	$1,774	9,323	1,231	443	-	162	22,270	405
Asset charges (note 3)	(276)	(2,825)	(221)	(203)	(159)	(92)	(3,494)	(41)

Net investment income (loss)	1,498	6,498	1,010	240	(159)	70	18,776	364

Realized gain (loss) on investments	501	63,324	412	322	(37)	537	(29,477)	225
Change in unrealized gain (loss) on investments	18,812	19,746	13,039	13,265	12,632	10,431	374,420	4,230

Net gain (loss) on investments	19,313	83,070	13,451	13,587	12,595	10,968	344,943	4,455

Reinvested capital gains	-	51,996	167	5,155	3,516	2,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,811	141,564	14,628	18,982	15,952	13,113	363,719	4,819

Investment Activity:	SBVSG	LOVBD	LOVTRC	MVBRES	MV2RIS	MVFSC	MVIVSC	MSEM
Reinvested dividends	$-	16,528	2,781	14,817	1,339	28,389	19,297	618
Asset charges (note 3)	(53)	(986)	(291)	(2,841)	(206)	(4,195)	(3,753)	(29)

Net investment income (loss)	(53)	15,542	2,490	11,976	1,133	24,194	15,544	589

Realized gain (loss) on investments	184	1,553	(1,047)	3,772	(71)	32,112	67,428	56
Change in unrealized gain (loss) on investments	3,440	12,739	2,606	169,576	18,815	143,326	266,432	377

Net gain (loss) on investments	3,624	14,292	1,559	173,348	18,744	175,438	333,860	433

Reinvested capital gains	1,911	3,894	-	24,448	-	65,758	1,407	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,482	33,728	4,049	209,772	19,877	265,390	350,811	1,022

Investment Activity:	MSVMG	MSVRE	NVBX	HIBF	GEM	GIG	NVCRA1	NVCCN1
Reinvested dividends	$-	354	94,387	53,002	11,162	10,916	1	366
Asset charges (note 3)	(1)	(49)	(9,412)	(2,483)	(2,055)	(1,574)	-	(43)

Net investment income (loss)	(1)	305	84,975	50,519	9,107	9,342	1	323

Realized gain (loss) on investments	3	613	(47,403)	1,251	(29,776)	3,826	-	(56)
Change in unrealized gain (loss) on investments	112	(308)	64,293	11,510	297,481	135,755	9	384

Net gain (loss) on investments	115	305	16,890	12,761	267,705	139,581	9	328

Reinvested capital gains	-	-	5,793	-	-	-	7	351

Net increase (decrease) in contract owners’ equity resulting from operations	$114	610	107,658	63,280	276,812	148,923	17	1,002

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	TRF	GBF	GVIDM	MCIF	SAM
Reinvested dividends	$10	404	72	1,632	10,126	588	107,311	-
Asset charges (note 3)	(1)	(63)	(8)	(389)	(1,140)	(83)	(19,416)	(1)

Net investment income (loss)	9	341	64	1,243	8,986	505	87,895	(1)

Realized gain (loss) on investments	(3)	(213)	2	924	(1,024)	(22)	92,244	-
Change in unrealized gain (loss) on investments	30	2,046	125	26,526	492	1,528	638,483	-

Net gain (loss) on investments	27	1,833	127	27,450	(532)	1,506	730,727	-

Reinvested capital gains	32	1,980	147	-	-	1,958	609,868	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68	4,154	338	28,693	8,454	3,969	1,428,490	(1)

Investment Activity:	SAM5	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$421,758	61	79	-	-	60	-	151
Asset charges (note 3)	(205,597)	(43)	(14)	(1)	(1)	(30)	(3,096)	(8)

Net investment income (loss)	216,161	18	65	(1)	(1)	30	(3,096)	143

Realized gain (loss) on investments	-	19	22	1	(3)	189	(70,745)	12
Change in unrealized gain (loss) on investments	-	3,698	339	113	89	232	142,701	36

Net gain (loss) on investments	-	3,717	361	114	86	421	71,956	48

Reinvested capital gains	-	725	280	30	3	565	85,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,161	4,460	706	143	88	1,016	154,627	191

Investment Activity:	NVOLG1	EIF	AMGP	AMCG	AMTP	OVGR	OVGS	OVGI
Reinvested dividends	$295	23	18	-	2,826	1,220	11,241	12
Asset charges (note 3)	(148)	(1)	(14)	(1)	(1,178)	(1,384)	(3,096)	(3)

Net investment income (loss)	147	22	4	(1)	1,648	(164)	8,145	9

Realized gain (loss) on investments	(255)	4	12	(1)	3,159	51,930	7,629	19
Change in unrealized gain (loss) on investments	12,752	93	520	79	40,637	34,834	364,646	111

Net gain (loss) on investments	12,497	97	532	78	43,796	86,764	372,275	130

Reinvested capital gains	1,439	-	666	8	13,224	46,453	-	16

Net increase (decrease) in contract owners’ equity resulting from operations	$14,083	119	1,202	85	58,668	133,053	380,420	155

Investment Activity:	OVAG	PMVAAA	PMVLDA	PMVRRA	PMVTRA	GVMCE	BNCAI	PIHYB1
Reinvested dividends	$2	875	9,692	57,932	11,984	277	-	634
Asset charges (note 3)	(15)	(47)	(1,786)	(6,115)	(1,480)	(247)	(145)	(33)

Net investment income (loss)	(13)	828	7,906	51,817	10,504	30	(145)	601

Realized gain (loss) on investments	(25)	115	(10,736)	(49,106)	(736)	10,971	304	82
Change in unrealized gain (loss) on investments	927	1,382	11,472	78,839	17,578	(5,059)	11,131	257

Net gain (loss) on investments	902	1,497	736	29,733	16,842	5,912	11,435	339

Reinvested capital gains	601	-	-	-	-	2,078	2,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,490	2,325	8,642	81,550	27,346	8,020	13,671	940

Investment Activity:	ROCMC	TREI2	TRLT1	TRMCG2	TRNAG1	TRBCGP	VWEM	VWHA
Reinvested dividends	$470	1,327	18,136	-	3	-	5,945	-
Asset charges (note 3)	(172)	(224)	(3,051)	(804)	(7)	(154)	(3,561)	(5)

Net investment income (loss)	298	1,103	15,085	(804)	(4)	(154)	2,384	(5)

Realized gain (loss) on investments	2,313	1,508	(155)	3	(1)	766	(2,985)	19
Change in unrealized gain (loss) on investments	(6,183)	1,554	(6,878)	29,643	466	15,225	572,659	(63)

Net gain (loss) on investments	(3,870)	3,062	(7,033)	29,646	465	15,991	569,674	(44)

Reinvested capital gains	7,367	8,400	-	40,078	271	1,594	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,795	12,565	8,052	68,920	732	17,431	572,058	(49)

Investment Activity:	WRMCG	WRRESP	SVOF
Reinvested dividends	$-	419	3
Asset charges (note 3)	(1,694)	(81)	(1)

Net investment income (loss)	(1,694)	338	2

Realized gain (loss) on investments	(5,611)	(51)	(3)
Change in unrealized gain (loss) on investments	146,220	(2,586)	42

Net gain (loss) on investments	140,609	(2,637)	39

Reinvested capital gains	20,714	3,918	32

Net increase (decrease) in contract owners’ equity resulting from operations	$159,629	1,619	73

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVGIA		ALVIVA		ACVCA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,267,931	768,003	627	311	2,247	1,070	-	-
Realized gain (loss) on investments	832,539	(1,479,974)	434	(53)	2,342	1,075	-	(14)
Change in unrealized gain (loss) on investments	7,341,684	3,425,860	2,748	1,909	19,346	(2,261)	7	(5)
Reinvested capital gains	2,257,954	3,277,187	4,445	2,489	-	-	12	8

Net increase (decrease) in contract owners’ equity resulting from operations	11,700,108	5,991,076	8,254	4,656	23,935	(116)	19	(11)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	47,228	45,636	3	-	-	-	-	-
Transfers between funds	-	-	(9,027)	2,455	916	1,379	-	(187)
Surrenders (note 6)	(756,918)	(2,925,053)	-	-	-	-	-	(104)
Death Benefits (note 4)	(1,260,002)	(2,544,625)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,742)	(3,622)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,628,338)	(2,502,443)	(765)	(699)	(4,046)	(4,007)	(5)	(8)
Adjustments to maintain reserves	406	1,002	1	(13)	(2)	1	2	(12)

Net equity transactions	(4,601,366)	(7,929,105)	(9,788)	1,743	(3,132)	(2,627)	(3)	(311)

Net change in contract owners’ equity	7,098,742	(1,938,029)	(1,534)	6,399	20,803	(2,743)	16	(322)
Contract owners’ equity beginning of period	162,565,864	164,503,893	50,239	43,840	96,203	98,946	74	396

Contract owners’ equity end of period	$169,664,606	162,565,864	48,705	50,239	117,006	96,203	90	74

CHANGES IN UNITS:
Beginning units	11,339,798	11,636,563	1,603	1,553	11,399	11,642	2	11
Units purchased	569,538	1,136,100	-	74	92	246	-	-
Units redeemed	(749,292)	(1,432,865)	(293)	(24)	(415)	(489)	-	(9)

Ending units	11,160,044	11,339,798	1,310	1,603	11,076	11,399	2	2

	ACVIG		ACVI		ACVMV1		ACVU1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,417	12,146	5,133	6,143	2,034	2,455	27	14
Realized gain (loss) on investments	20,156	40,862	1,486	(1,618)	1,000	8,105	292	2,987
Change in unrealized gain (loss) on investments	62,250	4,350	213,721	(50,590)	10,888	25,979	5,614	(3,523)
Reinvested capital gains	13,128	10,680	-	-	3,095	9,502	1,168	846

Net increase (decrease) in contract owners’ equity resulting from operations	107,951	68,038	220,340	(46,065)	17,017	46,041	7,101	324

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	443	123	50	-	-	-	1	-
Transfers between funds	(24,528)	(77,325)	(3,772)	(7,228)	-	168,945	2,707	(2,128)
Surrenders (note 6)	-	(9,608)	-	(1,238)	-	(57,895)	-	(5,282)
Death Benefits (note 4)	(8,888)	(3,106)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,291)	(11,177)	(32,746)	(33,955)	(4,732)	(5,322)	(603)	(576)
Adjustments to maintain reserves	(13)	19	7	16	(3)	(7)	9	11

Net equity transactions	(42,277)	(101,074)	(36,461)	(42,405)	(4,735)	105,721	2,114	(7,975)

Net change in contract owners’ equity	65,674	(33,036)	183,879	(88,470)	12,282	151,762	9,215	(7,651)
Contract owners’ equity beginning of period	571,595	604,631	729,110	817,580	151,762	-	21,805	29,456

Contract owners’ equity end of period	$637,269	571,595	912,989	729,110	164,044	151,762	31,020	21,805

CHANGES IN UNITS:
Beginning units	23,026	27,572	43,176	45,639	6,840	-	967	1,361
Units purchased	-	-	2	-	-	7,111	99	-
Units redeemed	(1,666)	(4,546)	(1,869)	(2,463)	(204)	(271)	(23)	(394)

Ending units	21,360	23,026	41,309	43,176	6,636	6,840	1,043	967

	ACVV		AMVGR2		AMVI2		MLVLC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,479	2,309	2,732	4,953	910	602	16	13
Realized gain (loss) on investments	648	(58,453)	45,355	27,843	(133)	(1,535)	7	(237)
Change in unrealized gain (loss) on investments	11,341	56,925	113,527	(26,298)	16,354	(1,940)	(174)	118
Reinvested capital gains	-	-	98,492	82,950	716	4,290	499	115

Net increase (decrease) in contract owners’ equity resulting from operations	14,468	781	260,106	89,448	17,847	1,417	348	9

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6	-	1,721	2,321	-	-	-	-
Transfers between funds	-	(417,352)	(44,481)	(2,900)	29,635	(2,603)	-	(102)
Surrenders (note 6)	-	(58,076)	-	(1,317)	-	-	2	(1,898)
Death Benefits (note 4)	-	-	(22,189)	(33,017)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,919)	(5,143)	(12,842)	(11,142)	(2,543)	(2,079)	(102)	(102)
Adjustments to maintain reserves	(3)	2	-	13	(3)	3	(21)	(2)

Net equity transactions	(4,916)	(480,569)	(77,791)	(46,042)	27,089	(4,679)	(121)	(2,104)

Net change in contract owners’ equity	9,552	(479,788)	182,315	43,406	44,936	(3,262)	227	(2,095)
Contract owners’ equity beginning of period	174,232	654,020	988,921	945,515	51,022	54,284	1,650	3,745

Contract owners’ equity end of period	$183,784	174,232	1,171,236	988,921	95,958	51,022	1,877	1,650

CHANGES IN UNITS:
Beginning units	4,855	21,902	51,707	53,993	4,762	5,235	76	190
Units purchased	-	-	1,107	3,984	2,226	-	-	-
Units redeemed	(134)	(17,047)	(4,960)	(6,270)	(197)	(473)	(5)	(114)

Ending units	4,721	4,855	47,854	51,707	6,791	4,762	71	76

	CVSPIP		DWVSVS		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27	20	332	5	20,111	31,336	325,531	317,100
Realized gain (loss) on investments	21	(198)	1,801	(109)	46,398	(121,540)	807,158	632,739
Change in unrealized gain (loss) on investments	301	272	1,111	(264)	264,578	621,375	2,434,590	322,782
Reinvested capital gains	85	19	2,661	162	189,234	374,606	496,751	622,820

Net increase (decrease) in contract owners’ equity resulting from operations	434	113	5,905	(206)	520,321	905,777	4,064,030	1,895,441

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	4	-	(216)	4,656	8,181	9,108
Transfers between funds	-	96	(74,195)	76,086	3,976	(536,388)	1,053,407	(633,282)
Surrenders (note 6)	6	(2,484)	-	2	-	(17,473)	-	(34,915)
Death Benefits (note 4)	-	-	(70)	(27)	(25,332)	(117,551)	(232,858)	(447,881)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(407)	(343)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(131)	(132)	(2,154)	(48)	(47,375)	(42,769)	(289,806)	(236,875)
Adjustments to maintain reserves	(12)	(1)	5	1	(2)	4	85	130

Net equity transactions	(137)	(2,521)	(76,410)	76,014	(68,949)	(709,521)	538,602	(1,344,058)

Net change in contract owners’ equity	297	(2,408)	(70,505)	75,808	451,372	196,256	4,602,632	551,383
Contract owners’ equity beginning of period	2,116	4,524	77,259	1,451	4,119,410	3,923,154	18,069,259	17,517,876

Contract owners’ equity end of period	$2,413	2,116	6,754	77,259	4,570,782	4,119,410	22,671,891	18,069,259

CHANGES IN UNITS:
Beginning units	171	407	4,438	109	117,576	140,444	762,574	825,078
Units purchased	-	9	-	4,334	1,358	9,781	49,505	27,072
Units redeemed	(10)	(245)	(4,090)	(5)	(2,633)	(32,649)	(22,952)	(89,576)

Ending units	161	171	348	4,438	116,301	117,576	789,127	762,574

	DSRG		DCAP		DVIV		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$94	94	5,260	6,119	43	57,397	208,954	(10,135)
Realized gain (loss) on investments	(8)	(553)	605	4,256	30	(548,096)	1,130	1,824
Change in unrealized gain (loss) on investments	694	198	48,191	(43,949)	774	392,930	48,526	43,979
Reinvested capital gains	688	910	60,217	65,178	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,468	649	114,273	31,604	847	(97,769)	258,610	35,668

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9	-	64	6	1	-	3	-
Transfers between funds	-	23	2,253	(49,599)	-	(3,534,158)	-	6,928,300
Surrenders (note 6)	-	(5,822)	-	(7,199)	-	(3,851)	-	(1,276)
Death Benefits (note 4)	-	-	(762)	(277)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(388)	(390)	(5,200)	(6,178)	(200)	(21,917)	(135,298)	(73,288)
Adjustments to maintain reserves	2	(4)	13	(5)	14	9	4	31

Net equity transactions	(377)	(6,193)	(3,632)	(63,252)	(185)	(3,559,917)	(135,291)	6,853,767

Net change in contract owners’ equity	1,091	(5,544)	110,641	(31,648)	662	(3,657,686)	123,319	6,889,435
Contract owners’ equity beginning of period	9,919	15,463	425,805	457,453	3,085	3,660,771	6,891,827	2,392

Contract owners’ equity end of period	$11,010	9,919	536,446	425,805	3,747	3,085	7,015,146	6,891,827

CHANGES IN UNITS:
Beginning units	483	829	17,627	20,383	172	200,674	314,385	113
Units purchased	-	1	79	-	-	-	-	317,639
Units redeemed	(17)	(347)	(222)	(2,756)	(9)	(200,502)	(6,019)	(3,367)

Ending units	466	483	17,484	17,627	163	172	308,366	314,385

	FAMP		FCS		FEIS		FGOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,673	22,304	1,672	295	1,894	2,226	(121)	(53)
Realized gain (loss) on investments	(129,410)	(241,425)	114	(55,788)	71	(6,103)	4,148	14,956
Change in unrealized gain (loss) on investments	109,039	90,086	31,953	33,520	11,077	11,916	35,172	(21,526)
Reinvested capital gains	170,864	104,407	12,672	47,156	2,668	9,137	30,666	4,712

Net increase (decrease) in contract owners’ equity resulting from operations	154,166	(24,628)	46,411	25,183	15,710	17,176	69,865	(1,911)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	5	1,239	114	159	34	25	-
Transfers between funds	(1,946,890)	(835,015)	17,517	(364,434)	14,672	1,651	(3,292)	(37,156)
Surrenders (note 6)	-	-	-	(21,466)	-	(32,464)	-	(8,352)
Death Benefits (note 4)	-	-	(16,556)	(5,752)	(3,846)	(1,301)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,425)	(19,154)	(8,700)	(18,397)	(4,889)	(4,293)	(3,189)	(3,452)
Adjustments to maintain reserves	13	5	(9)	2	1	20	7	7

Net equity transactions	(1,960,302)	(854,159)	(6,509)	(409,933)	6,097	(36,353)	(6,449)	(48,953)

Net change in contract owners’ equity	(1,806,136)	(878,787)	39,902	(384,750)	21,807	(19,177)	63,416	(50,864)
Contract owners’ equity beginning of period	1,806,136	2,684,923	218,861	603,611	122,171	141,348	208,778	259,642

Contract owners’ equity end of period	$-	1,806,136	258,763	218,861	143,978	122,171	272,194	208,778

CHANGES IN UNITS:
Beginning units	90,306	138,023	6,610	18,198	4,774	6,496	10,645	13,238
Units purchased	-	-	482	219	557	70	1	-
Units redeemed	(90,306)	(47,717)	(667)	(11,807)	(331)	(1,792)	(294)	(2,593)

Ending units	-	90,306	6,425	6,610	5,000	4,774	10,352	10,645

	FGS		FHIS		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(347)	(598)	420	401	942	4,721	305	134
Realized gain (loss) on investments	1,592	134,030	(1)	(1,795)	2,950	(1,538)	413	(32,456)
Change in unrealized gain (loss) on investments	58,279	(190,098)	137	2,144	4,296	7,256	9,634	19,525
Reinvested capital gains	19,156	23,672	-	-	1,023	131	3,371	4,726

Net increase (decrease) in contract owners’ equity resulting from operations	78,680	(32,994)	556	750	9,211	10,570	13,723	(8,071)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	22	-	2	-	1	-	1	-
Transfers between funds	982	(446,114)	-	151	(194,711)	33	(2,492)	(210,282)
Surrenders (note 6)	-	(21,758)	-	(9,707)	-	(36,951)	-	(3,860)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(45)	(673)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,195)	(4,748)	(491)	(525)	(14,344)	(17,004)	(2,811)	(2,944)
Adjustments to maintain reserves	16	13	(7)	13	1	(1)	17	(20)

Net equity transactions	(3,220)	(473,280)	(496)	(10,068)	(209,053)	(53,923)	(5,285)	(217,106)

Net change in contract owners’ equity	75,460	(506,274)	60	(9,318)	(199,842)	(43,353)	8,438	(225,177)
Contract owners’ equity beginning of period	228,521	734,795	8,361	17,679	227,200	270,553	70,502	295,679

Contract owners’ equity end of period	$303,981	228,521	8,421	8,361	27,358	227,200	78,940	70,502

CHANGES IN UNITS:
Beginning units	9,170	29,622	456	1,100	14,418	17,919	2,568	12,096
Units purchased	31	-	-	9	-	2	-	-
Units redeemed	(143)	(20,452)	(26)	(653)	(12,747)	(3,503)	(181)	(9,528)

Ending units	9,058	9,170	430	456	1,671	14,418	2,387	2,568

	FOS		FVSS		FTVSV2		TIF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$467	498	24	14	5,133	10,937	364	416
Realized gain (loss) on investments	515	2,620	(1)	(392)	(74,882)	68,777	(516)	(3,671)
Change in unrealized gain (loss) on investments	11,046	(7,577)	(153)	330	84,151	114,033	2,808	4,012
Reinvested capital gains	41	81	481	-	128,748	286,923	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	12,069	(4,378)	351	(48)	143,150	480,670	2,656	1,182

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	32	(2)	-	-	1	(974)	4	-
Transfers between funds	(8,621)	(30,453)	-	(65)	(611,621)	(418,916)	(5,354)	(7,886)
Surrenders (note 6)	-	(2,283)	-	(2,188)	-	(23,879)	-	(3,348)
Death Benefits (note 4)	(278)	(103)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,518)	(1,834)	(118)	(120)	(20,870)	(22,161)	(414)	(514)
Adjustments to maintain reserves	12	(7)	(1)	(14)	22	10	-	19

Net equity transactions	(10,373)	(34,682)	(119)	(2,387)	(632,468)	(465,920)	(5,764)	(11,729)

Net change in contract owners’ equity	1,696	(39,060)	232	(2,435)	(489,318)	14,750	(3,108)	(10,547)
Contract owners’ equity beginning of period	45,597	84,657	1,907	4,342	2,016,362	2,001,612	19,896	30,443

Contract owners’ equity end of period	$47,293	45,597	2,139	1,907	1,527,044	2,016,362	16,788	19,896

CHANGES IN UNITS:
Beginning units	2,759	4,848	70	174	76,561	98,701	876	1,433
Units purchased	1	-	-	-	-	126	-	-
Units redeemed	(555)	(2,089)	(4)	(104)	(24,032)	(22,266)	(241)	(557)

Ending units	2,205	2,759	66	70	52,529	76,561	635	876

	AVIE		JPMMV1		JABS		JAMGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,498	9	6,498	(1,432)	1,010	1,636	240	(8)
Realized gain (loss) on investments	501	(810)	63,324	5,270	412	(2,306)	322	93
Change in unrealized gain (loss) on investments	18,812	1,799	19,746	136,884	13,039	536	13,265	1,625
Reinvested capital gains	-	-	51,996	703	167	1,473	5,155	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,811	998	141,564	141,425	14,628	1,339	18,982	1,710

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	29	-	1,358	-	5	-	(89)	-
Transfers between funds	32,278	79,846	(320,102)	1,060,450	3,817	(27,362)	5,824	68,751
Surrenders (note 6)	-	(4,206)	-	(20,272)	-	(58,443)	-	-
Death Benefits (note 4)	-	-	(22,850)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,534)	(418)	(14,519)	(7,880)	(3,424)	(3,972)	(2,570)	(175)
Adjustments to maintain reserves	(8)	11	(7)	23	14	(18)	1	2

Net equity transactions	28,765	75,233	(356,120)	1,032,321	412	(89,795)	3,166	68,578

Net change in contract owners’ equity	49,576	76,231	(214,556)	1,173,746	15,040	(88,456)	22,148	70,288
Contract owners’ equity beginning of period	84,097	7,866	1,202,325	28,579	82,832	171,288	70,288	-

Contract owners’ equity end of period	$133,673	84,097	987,769	1,202,325	97,872	82,832	92,436	70,288

CHANGES IN UNITS:
Beginning units	3,682	342	37,838	1,029	2,975	6,402	6,525	-
Units purchased	1,225	3,551	-	39,638	121	-	454	6,541
Units redeemed	(137)	(211)	(10,445)	(2,829)	(113)	(3,427)	(210)	(16)

Ending units	4,770	3,682	27,393	37,838	2,983	2,975	6,769	6,525

	JACAS		JAGTS		JAIGS		LZREMS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(159)	383	70	(57)	18,776	60,750	364	130
Realized gain (loss) on investments	(37)	(2,809)	537	(6,994)	(29,477)	(58,774)	225	(293)
Change in unrealized gain (loss) on investments	12,632	(5,356)	10,431	6,005	374,420	(142,855)	4,230	2,240
Reinvested capital gains	3,516	8,014	2,075	1,040	-	36,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,952	232	13,113	(6)	363,719	(104,634)	4,819	2,077

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	17	2	23	-	(407)	38	-	-
Transfers between funds	1,488	(10,576)	-	(278)	2,937	(67,946)	5,066	3,678
Surrenders (note 6)	-	(7,021)	-	(32,803)	-	(30,334)	-	-
Death Benefits (note 4)	(214)	(76)	-	-	(53,242)	(1,094)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	148	(641)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,240)	(1,363)	(2,110)	(1,877)	(37,551)	(40,853)	(756)	(532)
Adjustments to maintain reserves	17	4	7	2	10	13	3	2

Net equity transactions	68	(19,030)	(2,080)	(34,956)	(88,105)	(140,817)	4,313	3,148

Net change in contract owners’ equity	16,020	(18,798)	11,033	(34,962)	275,614	(245,451)	9,132	5,225
Contract owners’ equity beginning of period	53,989	72,787	30,254	65,216	1,209,847	1,455,298	16,253	11,028

Contract owners’ equity end of period	$70,009	53,989	41,287	30,254	1,485,461	1,209,847	25,385	16,253

CHANGES IN UNITS:
Beginning units	2,704	3,707	2,861	7,004	96,947	108,523	1,587	1,298
Units purchased	62	-	2	-	318	95	419	344
Units redeemed	(62)	(1,003)	(162)	(4,143)	(6,037)	(11,671)	(63)	(55)

Ending units	2,704	2,704	2,701	2,861	91,228	96,947	1,943	1,587

	SBVSG		LOVBD		LOVMCV		LOVTRC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(53)	(60)	15,542	16,121	-	-	2,490	3,570
Realized gain (loss) on investments	184	(3,907)	1,553	704	-	-	(1,047)	(55)
Change in unrealized gain (loss) on investments	3,440	4,756	12,739	18,456	-	-	2,606	(5,037)
Reinvested capital gains	1,911	902	3,894	-	-	-	-	527

Net increase (decrease) in contract owners’ equity resulting from operations	5,482	1,691	33,728	35,281	-	-	4,049	(995)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4	18	-	-	1	-	52	-
Transfers between funds	85,251	(31,536)	-	356,557	-	-	(21,052)	139,839
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	(169)	(532)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(638)	(784)	(11,978)	(9,724)	-	-	(3,696)	(347)
Adjustments to maintain reserves	(6)	-	(2)	8	(1)	-	3	(3)

Net equity transactions	84,442	(32,834)	(11,980)	346,841	-	-	(24,693)	139,489

Net change in contract owners’ equity	89,924	(31,143)	21,748	382,122	-	-	(20,644)	138,494
Contract owners’ equity beginning of period	4,381	35,524	382,122	-	-	-	138,494	-

Contract owners’ equity end of period	$94,305	4,381	403,870	382,122	-	-	117,850	138,494

CHANGES IN UNITS:
Beginning units	228	1,951	34,445	-	-	-	13,578	-
Units purchased	3,768	-	-	35,366	-	-	-	13,612
Units redeemed	(37)	(1,723)	(1,027)	(921)	-	-	(2,426)	(34)

Ending units	3,959	228	33,418	34,445	-	-	11,152	13,578

	MVBRES		MV2RIS		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,976	10,207	1,133	839	24,194	25,281	15,544	12,205
Realized gain (loss) on investments	3,772	15,268	(71)	(877)	32,112	31,465	67,428	87,511
Change in unrealized gain (loss) on investments	169,576	24,592	18,815	(965)	143,326	32,626	266,432	(84,131)
Reinvested capital gains	24,448	106,426	-	-	65,758	128,782	1,407	31,674

Net increase (decrease) in contract owners’ equity resulting from operations	209,772	156,493	19,877	(1,003)	265,390	218,154	350,811	47,259

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	2,043	4,710	2,032	3,951
Transfers between funds	-	1,039,113	-	-	(49,389)	68,259	(70,563)	17,337
Surrenders (note 6)	-	(105,991)	-	-	-	(2,433)	-	-
Death Benefits (note 4)	-	-	-	-	(31,668)	(24,554)	(32,278)	(51,077)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(34,553)	(33,299)	(6,684)	(5,637)	(28,607)	(25,062)	(20,547)	(17,850)
Adjustments to maintain reserves	6	14	(8)	4	8	16	(10)	17

Net equity transactions	(34,547)	899,837	(6,692)	(5,633)	(107,613)	20,936	(121,366)	(47,622)

Net change in contract owners’ equity	175,225	1,056,330	13,185	(6,636)	157,777	239,090	229,445	(363)
Contract owners’ equity beginning of period	1,056,330	-	74,956	81,592	1,616,517	1,377,427	1,418,651	1,419,014

Contract owners’ equity end of period	$1,231,555	1,056,330	88,141	74,956	1,774,294	1,616,517	1,648,096	1,418,651

CHANGES IN UNITS:
Beginning units	88,316	-	8,287	8,916	94,573	91,458	62,153	64,396
Units purchased	-	91,264	-	-	1,807	6,196	2,082	8,613
Units redeemed	(2,632)	(2,948)	(649)	(629)	(7,701)	(3,081)	(7,157)	(10,856)

Ending units	85,684	88,316	7,638	8,287	88,679	94,573	57,078	62,153

	MSEM		MSVMG		MSVRE		NVBX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$589	586	(1)	(150)	305	513	84,975	84,056
Realized gain (loss) on investments	56	(523)	3	(24,242)	613	6,407	(47,403)	(38,205)
Change in unrealized gain (loss) on investments	377	1,032	112	16,513	(308)	(2,931)	64,293	1,716
Reinvested capital gains	-	-	-	3,189	-	-	5,793	8,568

Net increase (decrease) in contract owners’ equity resulting from operations	1,022	1,095	114	(4,690)	610	3,989	107,658	56,135

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1	-	171	66	2	-	(164)	3,329
Transfers between funds	-	256	2,740	(66,418)	(3,282)	(13,732)	(48,386)	410,859
Surrenders (note 6)	-	(13,753)	-	(391)	-	(1,268)	-	(39,156)
Death Benefits (note 4)	-	-	(2,935)	(1,084)	-	-	(63,513)	(136,441)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(662)	(730)	3	(1,939)	(926)	(1,642)	(45,170)	(45,022)
Adjustments to maintain reserves	(2)	1	(14)	14	36	(13)	(6)	31

Net equity transactions	(663)	(14,226)	(35)	(69,752)	(4,170)	(16,655)	(157,239)	193,600

Net change in contract owners’ equity	359	(13,131)	79	(74,442)	(3,560)	(12,666)	(49,581)	249,735
Contract owners’ equity beginning of period	11,072	24,203	312	74,754	26,942	39,608	4,019,298	3,769,563

Contract owners’ equity end of period	$11,431	11,072	391	312	23,382	26,942	3,969,717	4,019,298

CHANGES IN UNITS:
Beginning units	336	810	21	4,576	555	869	384,423	367,773
Units purchased	-	9	177	-	-	-	70,696	33,774
Units redeemed	(19)	(483)	(179)	(4,555)	(87)	(314)	(86,009)	(17,124)

Ending units	317	336	19	21	468	555	369,110	384,423

	HIBF		GEM		GIG		NVCRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$50,519	51,383	9,107	3,963	9,342	10,632	1	2
Realized gain (loss) on investments	1,251	(4,115)	(29,776)	(43,620)	3,826	861	-	(61)
Change in unrealized gain (loss) on investments	11,510	72,598	297,481	88,501	135,755	29,306	9	40
Reinvested capital gains	-	-	-	-	-	-	7	7

Net increase (decrease) in contract owners’ equity resulting from operations	63,280	119,866	276,812	48,844	148,923	40,799	17	(12)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(184)	-	-	-	3	-	-	-
Transfers between funds	(10,634)	(17,755)	-	7	-	531,608	-	(180)
Surrenders (note 6)	-	(33,254)	-	(106)	-	(105)	-	(106)
Death Benefits (note 4)	(57,391)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(109)	(131)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,003)	(19,476)	(32,879)	(31,016)	(19,228)	(16,933)	(5)	(6)
Adjustments to maintain reserves	6	9	(3)	10	(6)	2	6	(8)

Net equity transactions	(85,315)	(70,607)	(32,882)	(31,105)	(19,231)	514,572	1	(300)

Net change in contract owners’ equity	(22,035)	49,259	243,930	17,739	129,692	555,371	18	(312)
Contract owners’ equity beginning of period	984,206	934,947	684,305	666,566	555,572	201	92	404

Contract owners’ equity end of period	$962,171	984,206	928,235	684,305	685,264	555,572	110	92

CHANGES IN UNITS:
Beginning units	37,026	40,063	30,756	32,190	35,717	13	4	19
Units purchased	41	52	-	-	-	36,823	-	-
Units redeemed	(3,081)	(3,089)	(1,199)	(1,434)	(1,065)	(1,119)	-	(15)

Ending units	33,986	37,026	29,557	30,756	34,652	35,717	4	4

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$323	385	9	13	341	562	64	85
Realized gain (loss) on investments	(56)	(1,935)	(3)	(93)	(213)	(6,555)	2	(574)
Change in unrealized gain (loss) on investments	384	1,676	30	51	2,046	3,994	125	432
Reinvested capital gains	351	455	32	35	1,980	1,955	147	140

Net increase (decrease) in contract owners’ equity resulting from operations	1,002	581	68	6	4,154	(44)	338	83

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	172	-	(5)	-	(78)	-	36
Surrenders (note 6)	-	(21,986)	-	(637)	-	(28,817)	-	(4,469)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(986)	(1,129)	(32)	(34)	(1,469)	(1,533)	(209)	(232)
Adjustments to maintain reserves	(1)	7	13	(9)	1	18	1	(4)

Net equity transactions	(987)	(22,936)	(19)	(685)	(1,468)	(30,410)	(208)	(4,669)

Net change in contract owners’ equity	15	(22,355)	49	(679)	2,686	(30,454)	130	(4,586)
Contract owners’ equity beginning of period	16,950	39,305	510	1,189	23,984	54,438	3,544	8,130

Contract owners’ equity end of period	$16,965	16,950	559	510	26,670	23,984	3,674	3,544

CHANGES IN UNITS:
Beginning units	1,185	2,873	27	67	1,132	2,760	214	519
Units purchased	-	13	-	-	-	-	-	2
Units redeemed	(67)	(1,701)	(1)	(40)	(64)	(1,628)	(12)	(307)

Ending units	1,118	1,185	26	27	1,068	1,132	202	214

	TRF		GBF		GVIDM		GVDMA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,243	1,618	8,986	8,541	505	626	-	-
Realized gain (loss) on investments	924	752	(1,024)	(4,488)	(22)	(349)	-	-
Change in unrealized gain (loss) on investments	26,526	11,918	492	(563)	1,528	(238)	-	-
Reinvested capital gains	-	-	-	-	1,958	2,043	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,693	14,288	8,454	3,490	3,969	2,082	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	120	58	3	-	2	-
Transfers between funds	-	-	17,343	(13,323)	(1,239)	(89)	-	-
Surrenders (note 6)	-	-	-	(20,441)	-	-	-	-
Death Benefits (note 4)	-	-	(12,384)	(4,854)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,501)	(1,567)	(14,719)	(15,847)	(513)	(535)	-	-
Adjustments to maintain reserves	4	(3)	(4)	(1)	(10)	14	(2)	-

Net equity transactions	(1,497)	(1,570)	(9,644)	(54,408)	(1,759)	(610)	-	-

Net change in contract owners’ equity	27,196	12,718	(1,190)	(50,918)	2,210	1,472	-	-
Contract owners’ equity beginning of period	142,619	129,901	471,624	522,542	32,164	30,692	-	-

Contract owners’ equity end of period	$169,815	142,619	470,434	471,624	34,374	32,164	-	-

CHANGES IN UNITS:
Beginning units	6,566	6,645	23,448	26,044	1,522	1,552	-	-
Units purchased	-	-	1,003	81	-	21	-	-
Units redeemed	(63)	(79)	(1,532)	(2,677)	(78)	(51)	-	-

Ending units	6,503	6,566	22,919	23,448	1,444	1,522	-	-

	MCIF		SAM		SAM5		NVMLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$87,895	84,495	(1)	(8)	216,161	(183,363)	18	84
Realized gain (loss) on investments	92,244	(148,619)	-	-	-	-	19	(3,094)
Change in unrealized gain (loss) on investments	638,483	807,135	-	-	-	-	3,698	(261)
Reinvested capital gains	609,868	827,743	-	-	-	1,819	725	2,219

Net increase (decrease) in contract owners’ equity resulting from operations	1,428,490	1,570,754	(1)	(8)	216,161	(181,544)	4,460	(1,052)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(125)	4,402	-	-	22,418	649	2	-
Transfers between funds	34,817	(1,263,405)	-	-	1,970,229	3,639,776	-	(352)
Surrenders (note 6)	-	-	-	-	(756,933)	(975,500)	-	(19,362)
Death Benefits (note 4)	(57,488)	(264,586)	-	-	(436,011)	(1,201,728)	-	-
Net policy repayments (loans) (note 5)	-	-	(85)	(1,583)	(3,016)	3,127	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(101,577)	(84,186)	(752)	(2,164)	(1,321,323)	(1,263,470)	(993)	(1,022)
Adjustments to maintain reserves	17	55	(7)	3	(247)	555	(11)	12

Net equity transactions	(124,356)	(1,607,720)	(844)	(3,744)	(524,883)	203,409	(1,002)	(20,724)

Net change in contract owners’ equity	1,304,134	(36,966)	(845)	(3,752)	(308,722)	21,865	3,458	(21,776)
Contract owners’ equity beginning of period	9,078,674	9,115,640	845	4,597	90,872,376	90,850,511	15,395	37,171

Contract owners’ equity end of period	$10,382,808	9,078,674	-	845	90,563,654	90,872,376	18,853	15,395

CHANGES IN UNITS:
Beginning units	242,410	292,359	63	342	7,999,908	7,982,961	928	2,284
Units purchased	6,305	9,077	-	-	296,685	432,856	-	-
Units redeemed	(10,560)	(59,026)	(63)	(279)	(342,604)	(415,909)	(53)	(1,356)

Ending units	238,155	242,410	-	63	7,953,989	7,999,908	875	928

	NVMLV1		NVMMG1		SCGF		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65	74	(1)	(1)	(1)	(1)	30	27
Realized gain (loss) on investments	22	(1,448)	1	(214)	(3)	(121)	189	(40,833)
Change in unrealized gain (loss) on investments	339	1,192	113	103	89	20	232	26,060
Reinvested capital gains	280	505	30	60	3	78	565	1,112

Net increase (decrease) in contract owners’ equity resulting from operations	706	323	143	(52)	88	(24)	1,016	(13,634)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1	-	-	-	3	-	17	-
Transfers between funds	-	(47)	-	(138)	-	43	-	(203,046)
Surrenders (note 6)	-	(5,676)	-	(619)	-	(414)	-	(11,313)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(305)	(309)	(35)	(34)	(23)	(23)	(1,488)	(1,353)
Adjustments to maintain reserves	-	2	(4)	(9)	(13)	(3)	(8)	(6)

Net equity transactions	(304)	(6,030)	(39)	(800)	(33)	(397)	(1,479)	(215,718)

Net change in contract owners’ equity	402	(5,707)	104	(852)	55	(421)	(463)	(229,352)
Contract owners’ equity beginning of period	5,148	10,855	536	1,388	371	792	12,597	241,949

Contract owners’ equity end of period	$5,550	5,148	640	536	426	371	12,134	12,597

CHANGES IN UNITS:
Beginning units	266	651	32	88	13	30	253	6,104
Units purchased	-	-	-	-	-	2	-	-
Units redeemed	(15)	(385)	(2)	(56)	(1)	(19)	(29)	(5,851)

Ending units	251	266	30	32	12	13	224	253

	SCF		MSBF		NVOLG1		EIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,096)	792	143	96	147	293	22	16
Realized gain (loss) on investments	(70,745)	(83,161)	12	(225)	(255)	42	4	(132)
Change in unrealized gain (loss) on investments	142,701	158,201	36	395	12,752	(9,898)	93	155
Reinvested capital gains	85,767	178,669	-	-	1,439	11,629	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	154,627	254,501	191	266	14,083	2,066	119	39

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,444	3,603	92	-	4	-	-	-
Transfers between funds	(189,004)	(26,668)	-	51	(59)	51,742	-	42
Surrenders (note 6)	-	(18,110)	-	(4,058)	-	-	-	(734)
Death Benefits (note 4)	(23,646)	(36,096)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(80)	(1,191)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(16,961)	(16,158)	(187)	(213)	(1,082)	(672)	(42)	(40)
Adjustments to maintain reserves	(24)	53	3	4	72	12	(9)	(1)

Net equity transactions	(227,271)	(94,567)	(92)	(4,216)	(1,065)	51,082	(51)	(733)

Net change in contract owners’ equity	(72,644)	159,934	99	(3,950)	13,018	53,148	68	(694)
Contract owners’ equity beginning of period	1,271,643	1,111,709	3,204	7,154	53,148	-	685	1,379

Contract owners’ equity end of period	$1,198,999	1,271,643	3,303	3,204	66,166	53,148	753	685

CHANGES IN UNITS:
Beginning units	28,784	30,841	143	346	5,126	-	30	71
Units purchased	-	2,282	4	2	-	5,590	-	2
Units redeemed	(4,810)	(4,339)	(8)	(205)	(101)	(464)	(2)	(43)

Ending units	23,974	28,784	139	143	5,025	5,126	28	30

	AMGP		AMCG		AMTP		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4	216	(1)	(1)	1,648	2,207	(164)	864
Realized gain (loss) on investments	12	(27,738)	(1)	(128)	3,159	2,782	51,930	8,649
Change in unrealized gain (loss) on investments	520	17,491	79	82	40,637	56,514	34,834	(80,909)
Reinvested capital gains	666	11,655	8	16	13,224	34,955	46,453	56,328

Net increase (decrease) in contract owners’ equity resulting from operations	1,202	1,624	85	(31)	58,668	96,458	133,053	(15,068)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	202	18	11	-	5	-	5	-
Transfers between funds	2,199	(48,686)	-	23	-	-	(109,620)	350
Surrenders (note 6)	-	-	-	(411)	-	-	-	(5,249)
Death Benefits (note 4)	(2,420)	(856)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(45)	(664)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(69)	(1,569)	(21)	(23)	(4,554)	(4,638)	(8,873)	(13,743)
Adjustments to maintain reserves	3	(11)	13	(5)	3	10	20	2

Net equity transactions	(85)	(51,104)	3	(416)	(4,546)	(4,628)	(118,513)	(19,304)

Net change in contract owners’ equity	1,117	(49,480)	88	(447)	54,122	91,830	14,540	(34,372)
Contract owners’ equity beginning of period	4,822	54,302	352	799	451,328	359,498	551,137	585,509

Contract owners’ equity end of period	$5,939	4,822	440	352	505,450	451,328	565,677	551,137

CHANGES IN UNITS:
Beginning units	192	2,345	11	26	18,937	19,164	22,375	23,189
Units purchased	92	-	-	1	-	-	-	15
Units redeemed	(95)	(2,153)	-	(16)	(182)	(227)	(4,223)	(829)

Ending units	189	192	11	11	18,755	18,937	18,152	22,375

	OVGS		OVGI		OVAG		PMVAAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,145	6,207	9	21	(13)	(19)	828	401
Realized gain (loss) on investments	7,629	(375,574)	19	137	(25)	(914)	115	(62,323)
Change in unrealized gain (loss) on investments	364,646	141,006	111	(287)	927	(45)	1,382	58,477
Reinvested capital gains	-	78,085	16	288	601	514	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	380,420	(150,276)	155	159	1,490	(464)	2,325	(3,445)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,597	768	-	-	22	-	2	-
Transfers between funds	(90,061)	(3,202,184)	-	36	-	(73)	-	(239,685)
Surrenders (note 6)	-	(16,098)	2	(867)	3	(6,457)	-	(21,476)
Death Benefits (note 4)	(26,119)	(39,816)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(58)	(841)	(45)	(682)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,663)	(36,502)	(495)	(1,155)	(691)	(1,237)	(1,086)	(1,156)
Adjustments to maintain reserves	7	6	7	-	-	17	3	2

Net equity transactions	(129,239)	(3,293,826)	(544)	(2,827)	(711)	(8,432)	(1,081)	(262,315)

Net change in contract owners’ equity	251,181	(3,444,102)	(389)	(2,668)	779	(8,896)	1,244	(265,760)
Contract owners’ equity beginning of period	1,128,819	4,572,921	1,212	3,880	5,625	14,521	18,027	283,787

Contract owners’ equity end of period	$1,380,000	1,128,819	823	1,212	6,404	5,625	19,271	18,027

CHANGES IN UNITS:
Beginning units	50,278	203,339	55	196	255	672	980	17,379
Units purchased	1,320	-	-	2	1	-	-	-
Units redeemed	(6,510)	(153,061)	(23)	(143)	(30)	(417)	(55)	(16,399)

Ending units	45,088	50,278	32	55	226	255	925	980

	PMVLDA		PMVRRA		PMVTRA		GVMCE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,906	10,357	51,817	50,045	10,504	19,812	30	(1,111)
Realized gain (loss) on investments	(10,736)	(1,707)	(49,106)	(90,625)	(736)	(31,877)	10,971	(155,600)
Change in unrealized gain (loss) on investments	11,472	807	78,839	160,566	17,578	52,674	(5,059)	148,290
Reinvested capital gains	-	-	-	-	-	-	2,078	19

Net increase (decrease) in contract owners’ equity resulting from operations	8,642	9,457	81,550	119,986	27,346	40,609	8,020	(8,402)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4	-	797	1,587	49	29	224	4,108
Transfers between funds	(251,237)	460	23,641	17,553	(44,997)	251,986	(71,167)	(1,097,361)
Surrenders (note 6)	-	(22,479)	-	(20,862)	-	(437,960)	-	(35,662)
Death Benefits (note 4)	-	-	(78,854)	(57,350)	(5,726)	(2,173)	(2,295)	(43,129)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,429)	(27,128)	(60,230)	(57,886)	(33,345)	(45,019)	(4,008)	(9,992)
Adjustments to maintain reserves	64	16	193	(170)	59	78	5	(25)

Net equity transactions	(272,598)	(49,131)	(114,453)	(117,128)	(83,960)	(233,059)	(77,241)	(1,182,061)

Net change in contract owners’ equity	(263,956)	(39,674)	(32,903)	2,858	(56,614)	(192,450)	(69,221)	(1,190,463)
Contract owners’ equity beginning of period	822,831	862,505	2,453,325	2,450,467	622,437	814,887	107,855	1,298,318

Contract owners’ equity end of period	$558,875	822,831	2,420,422	2,453,325	565,823	622,437	38,634	107,855

CHANGES IN UNITS:
Beginning units	54,656	57,951	131,371	137,680	31,669	42,468	2,861	39,002
Units purchased	26	31	8,522	5,443	-	-	-	-
Units redeemed	(17,964)	(3,326)	(14,550)	(11,752)	(4,163)	(10,799)	(1,936)	(36,141)

Ending units	36,718	54,656	125,343	131,371	27,506	31,669	925	2,861

	BNCAI		PIHYB1		ROCMC		TREI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(145)	145	601	1,294	298	366	1,103	1,227
Realized gain (loss) on investments	304	964	82	(75,715)	2,313	(5,920)	1,508	(1,817)
Change in unrealized gain (loss) on investments	11,131	(2,381)	257	72,362	(6,183)	19,761	1,554	3,781
Reinvested capital gains	2,381	3,988	-	-	7,367	-	8,400	7,278

Net increase (decrease) in contract owners’ equity resulting from operations	13,671	2,716	940	(2,059)	3,795	14,207	12,565	10,469

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3	-	1	-	2	-	4	(195)
Transfers between funds	(684)	(12,690)	-	(356,601)	(23,294)	(13,215)	(9,959)	39,111
Surrenders (note 6)	-	-	-	(15,679)	-	(4,044)	-	(21,839)
Death Benefits (note 4)	-	-	-	-	-	-	-	(22,406)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(885)	(952)	(797)	(847)	(2,344)	(2,467)	(2,409)	(1,940)
Adjustments to maintain reserves	(10)	(10)	(3)	(190)	6	-	12	(8)

Net equity transactions	(1,576)	(13,652)	(799)	(373,317)	(25,630)	(19,726)	(12,352)	(7,277)

Net change in contract owners’ equity	12,095	(10,936)	141	(375,376)	(21,835)	(5,519)	213	3,192
Contract owners’ equity beginning of period	51,985	62,921	13,527	388,903	93,575	99,094	88,898	85,706

Contract owners’ equity end of period	$64,080	51,985	13,668	13,527	71,740	93,575	89,111	88,898

CHANGES IN UNITS:
Beginning units	1,424	1,815	468	15,334	2,972	3,761	3,083	3,524
Units purchased	-	-	-	-	-	-	-	1,495
Units redeemed	(41)	(391)	(26)	(14,866)	(803)	(789)	(406)	(1,936)

Ending units	1,383	1,424	442	468	2,169	2,972	2,677	3,083

	TRLT1		TRMCG2		TRNAG1		TRBCGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15,085	7,704	(804)	(867)	(4)	(6)	(154)	(81)
Realized gain (loss) on investments	(155)	(5,730)	3	7,746	(1)	(599)	766	2,010
Change in unrealized gain (loss) on investments	(6,878)	4,641	29,643	4,269	466	194	15,225	(1,694)
Reinvested capital gains	-	-	40,078	19,326	271	109	1,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,052	6,615	68,920	30,474	732	(302)	17,431	235

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(41)	70	9	-	-	-	54	11
Transfers between funds	1,095,661	(39,554)	(11,603)	115,309	-	(176)	88,771	5,567
Surrenders (note 6)	-	(2,755)	-	(73,362)	-	(2,682)	-	-
Death Benefits (note 4)	(23,499)	(15,895)	-	-	-	-	(1,357)	(479)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,716)	(9,040)	(8,365)	(9,213)	(148)	(144)	(1,889)	(956)
Adjustments to maintain reserves	(14)	25	31	(6)	19	(21)	(4)	4

Net equity transactions	1,057,391	(67,149)	(19,928)	32,728	(129)	(3,023)	85,575	4,147

Net change in contract owners’ equity	1,065,443	(60,534)	48,992	63,202	603	(3,325)	103,006	4,382
Contract owners’ equity beginning of period	828,921	889,455	293,991	230,789	2,200	5,525	36,798	32,416

Contract owners’ equity end of period	$1,894,364	828,921	342,983	293,991	2,803	2,200	139,804	36,798

CHANGES IN UNITS:
Beginning units	79,188	85,918	5,899	4,898	80	203	2,124	1,881
Units purchased	113,583	21,872	-	1,810	-	-	3,980	328
Units redeemed	(13,246)	(28,602)	(355)	(809)	(4)	(123)	(163)	(85)

Ending units	179,525	79,188	5,544	5,899	76	80	5,941	2,124

	VWEM		VWHA		WRMCG		WRRESP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,384	2,679	(5)	13	(1,694)	(1,750)	338	263
Realized gain (loss) on investments	(2,985)	(32,945)	19	(463)	(5,611)	(76,461)	(51)	(663)
Change in unrealized gain (loss) on investments	572,659	23,018	(63)	1,103	146,220	69,634	(2,586)	(3,261)
Reinvested capital gains	-	6,120	-	-	20,714	38,654	3,918	3,055

Net increase (decrease) in contract owners’ equity resulting from operations	572,058	(1,128)	(49)	653	159,629	30,077	1,619	(606)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9	-	2	-	1,575	3,023	-	-
Transfers between funds	-	31,431	-	(27)	(242,811)	(187,313)	-	(624)
Surrenders (note 6)	-	(34,501)	2	(2,076)	-	(207)	-	(40,992)
Death Benefits (note 4)	-	-	-	-	(15,164)	(31,384)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,393)	(51,489)	(117)	(127)	(8,321)	(8,306)	(1,885)	(2,197)
Adjustments to maintain reserves	7	(2)	(1)	(4)	7	9	14	(1)

Net equity transactions	(55,377)	(54,561)	(114)	(2,234)	(264,714)	(224,178)	(1,871)	(43,814)

Net change in contract owners’ equity	516,681	(55,689)	(163)	(1,581)	(105,085)	(194,101)	(252)	(44,420)
Contract owners’ equity beginning of period	1,149,480	1,205,169	2,212	3,793	664,776	858,877	32,627	77,047

Contract owners’ equity end of period	$1,666,161	1,149,480	2,049	2,212	559,691	664,776	32,375	32,627

CHANGES IN UNITS:
Beginning units	39,460	41,311	72	177	47,255	64,625	1,480	3,635
Units purchased	-	812	-	-	1,303	7,262	-	-
Units redeemed	(1,495)	(2,663)	(4)	(105)	(17,127)	(24,632)	(83)	(2,155)

Ending units	37,965	39,460	68	72	31,431	47,255	1,397	1,480

	SVOF		ETVFR		VKVGR2		NVSTB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2	6	-	402	-	(12)	-	(536)
Realized gain (loss) on investments	(3)	(95)	-	(26,938)	-	(15,672)	-	9,819
Change in unrealized gain (loss) on investments	42	69	-	26,469	-	6,445	-	-
Reinvested capital gains	32	36	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73	16	-	(67)	-	(9,239)	-	9,283

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	58	-	-	-	-	-	-	-
Transfers between funds	-	22	-	(417,971)	-	(214,412)	-	316,429
Surrenders (note 6)	-	(429)	-	-	-	-	-	(319,386)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21)	(23)	-	-	-	-	-	(6,328)
Adjustments to maintain reserves	(5)	(14)	-	(44)	-	(3)	-	2

Net equity transactions	32	(444)	-	(418,015)	-	(214,415)	-	(9,283)

Net change in contract owners’ equity	105	(428)	-	(418,082)	-	(223,654)	-	-
Contract owners’ equity beginning of period	367	795	-	418,082	-	223,654	-	-

Contract owners’ equity end of period	$472	367	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	14	34	-	38,216	-	20,025	-	-
Units purchased	2	-	-	-	-	-	-	546
Units redeemed	(1)	(20)	-	(38,216)	-	(20,025)	-	(546)

Ending units	15	14	-	-	-	-	-	-

	NVRE1		CAF
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	(10)	-	27
Realized gain (loss) on investments	-	(60,003)	-	3,985
Change in unrealized gain (loss) on investments	-	52,164	-	(9,310)
Reinvested capital gains	-	-	-	4,804

Net increase (decrease) in contract owners’ equity resulting from operations	-	(7,849)	-	(494)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-
Transfers between funds	-	(180,583)	-	(58,156)
Surrenders (note 6)	-	-	-	(3,110)
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	-	(355)
Adjustments to maintain reserves	-	14	-	248

Net equity transactions	-	(180,569)	-	(61,373)

Net change in contract owners’ equity	-	(188,418)	-	(61,867)
Contract owners’ equity beginning of period	-	188,418	-	61,867

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,405	-	4,531
Units purchased	-	-	-	-
Units redeemed	-	(6,405)	-	(4,531)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)*

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)*

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)*

High Income Portfolio - Initial Class (FHIP)*

VIP Asset Manager Portfolio - Initial Class (FAMP)*

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Initial Class (FGP)*

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

INVESCO INVESTMENTS

VI Growth and Income Fund - Series I Shares (ACGI)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

MFS Total Return Bond Series - Service Class (MVRBSS)*

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

New Discovery Series - Service Class (MNDSC)*

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)*

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)*

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Global Bond Portfolio (Unhedged)- Administrative Class (PMVGBA)*

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

PUTNAM INVESTMENTS

VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)*

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a redemption of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a redemption of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a redemption of units	$0 - $25
Rider Charges - annualized and assessed through a redemption of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $571 and $0, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium policies, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium policies may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned subaccount cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholder, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $44,878 and $43,466, respectively, and total transfers from the Separate Account to the fixed account were $805,551 and $1,910,283, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$169,664,724	$-	$-	$169,664,724

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$5,599	$10,318
VPS International Value Portfolio - Class A (ALVIVA)	10,631	11,514
VP Capital Appreciation Fund - Class I (ACVCA)	12	7
VP Income & Growth Fund - Class I (ACVIG)	40,689	57,401
VP International Fund - Class I (ACVI)	7,360	38,687
VP Mid Cap Value Fund - Class I (ACVMV1)	5,519	5,121
VP Ultra(R) Fund - Class I (ACVU1)	4,111	811
VP Value Fund - Class I (ACVV)	2,921	5,355
Growth Fund - Class 2 (AMVGR2)	223,339	199,891
International Fund - Class 2 (AMVI2)	32,555	3,838
Large Cap Core V.I. Fund - Class II (MLVLC2)	519	104
VP S&P 500 Index Portfolio (CVSPIP)	119	148
VIP Small Cap Value Series: Service Class (DWVSVS)	8,665	82,096
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	757,265	616,829
Stock Index Fund, Inc. - Initial Shares (DSIF)	5,078,064	3,717,048
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	817	414
Appreciation Portfolio - Initial Shares (DCAP)	70,593	8,761
International Value Portfolio - Initial Shares (DVIV)	52	208
Quality Bond Fund II - Primary Shares (FQB)	226,447	152,754
VIP Asset Manager Portfolio - Initial Class (FAMP)	301,991	2,087,752
VIP Contrafund(R) Portfolio - Service Class (FCS)	22,207	14,360
VIP Equity-Income Portfolio - Service Class (FEIS)	16,055	5,398
VIP Growth Opportunities Portfolio - Service Class (FGOS)	35,744	11,655
VIP Growth Portfolio - Service Class (FGS)	20,913	5,334
VIP High Income Portfolio - Service Class (FHIS)	443	512
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	112,022	319,112
VIP Mid Cap Portfolio - Service Class (FMCS)	6,593	8,217
VIP Overseas Portfolio - Service Class (FOS)	647	10,523
VIP Value Strategies Portfolio - Service Class (FVSS)	510	122
Small Cap Value Securities Fund - Class 2 (FTVSV2)	189,268	687,859
Templeton Foreign Securities Fund - Class 2 (TIF2)	656	6,055
VI International Growth Fund - Series I Shares (AVIE)	34,251	3,981
Mid Cap Value Portfolio: Class 1 (JPMMV1)	159,271	456,881
Balanced Portfolio: Service Shares (JABS)	8,992	7,417
Enterprise Portfolio: Service Shares (JAMGS)	11,617	3,058
Forty Portfolio: Service Shares (JACAS)	5,029	1,621
Global Technology Portfolio: Service Shares (JAGTS)	2,279	2,202
Overseas Portfolio: Service Shares (JAIGS)	22,270	91,608
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	6,716	2,041
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	87,089	785
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	20,422	12,964
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	1	-
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	9,813	32,019
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)	39,278	37,394
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	1,339	6,890
Value Series - Service Class (MVFSC)	369,179	386,828
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	203,066	307,450
Emerging Markets Debt Portfolio - Class I (MSEM)	619	691
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	-	21
U.S. Real Estate Portfolio - Class I (MSVRE)	525	4,426
NVIT Bond Index Fund Class I (NVBX)	2,167,209	2,233,647
Federated NVIT High Income Bond Fund - Class I (HIBF)	53,179	87,974
NVIT Emerging Markets Fund - Class I (GEM)	11,169	34,933
NVIT International Equity Fund - Class I (GIG)	10,923	20,799
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	8	7
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	717	1,030

NVIT Cardinal Moderate Fund - Class I (NVCMD1)	$43	$32
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,384	1,532
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	219	217
NVIT Nationwide Fund - Class I (TRF)	1,632	1,889
NVIT Government Bond Fund - Class I (GBF)	52,685	53,339
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,664	1,950
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2	-
NVIT Mid Cap Index Fund - Class I (MCIF)	2,028,862	1,455,381
NVIT Money Market Fund - Class I (SAM)	5	842
NVIT Money Market Fund - Class V (SAM5)	10,985,386	11,293,732
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	788	1,036
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	360	320
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	30	35
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	6	23
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	641	1,518
NVIT Multi-Manager Small Company Fund - Class I (SCF)	205,470	350,033
NVIT Multi-Sector Bond Fund - Class I (MSBF)	243	195
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,735	1,952
Invesco NVIT Comstock Value Fund - Class I (EIF)	23	43
Guardian Portfolio - I Class Shares (AMGP)	685	102
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	19	21
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	16,058	5,728
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	47,683	119,917
Global Securities Fund/VA - Non-Service Shares (OVGS)	158,662	279,740
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	29	555
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	638	749
All Asset Portfolio - Administrative Class (PMVAAA)	877	1,133
Low Duration Portfolio - Administrative Class (PMVLDA)	10,054	274,820
Real Return Portfolio - Administrative Class (PMVRRA)	271,123	333,975
Total Return Portfolio - Administrative Class (PMVTRA)	12,252	85,766
Mid Cap Value- Institutional Shares (GVMCE)	7,802	82,940
Baron Growth Opportunities Fund Service Class (BNCAI)	4,167	3,498
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	635	1,060
Micro-Cap Portfolio - Investment Class (ROCMC)	12,120	30,090
Equity Income Portfolio - II (TREI2)	10,683	13,545
Limited-Term Bond Portfolio (TRLT1)	1,373,529	301,057
Mid-Cap Growth Portfolio - II (TRMCG2)	41,617	22,303
New America Growth Portfolio (TRNAG1)	274	154
Blue Chip Growth Portfolio (TRBCGP)	89,071	2,052
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	5,976	58,945
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2	120
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	71,279	316,972
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,338	1,966
Advantage VT Opportunity Fund - Class 2 (SVOF)	93	22

	$25,831,131	$26,906,170

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.25%	1,310	$37.18	$48,705	1.51%	18.63%
2016	0.25%	1,603	31.34	50,239	0.97%	11.02%
2015	0.25%	1,553	28.23	43,840	1.37%	1.45%
2014	0.25%	2,223	27.83	61,858	5.25%	9.27%
2013	0.25%	2,542	25.47	64,734	0.45%	34.63%
VPS International Value Portfolio - Class A (ALVIVA)
2017	0.20%	11,076	10.56	117,006	2.28%	25.17%
2016	0.20%	11,399	8.44	96,203	1.29%	-0.70%
2015	0.20%	11,642	8.50	98,946	2.55%	2.39%
2014	0.20%	11,359	8.30	94,291	4.25%	-6.40%
2013	0.20%	7,602	8.87	67,418	6.48%	22.76%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.25%	2	45.09	90	0.00%	21.49%
2016	0.25%	2	37.11	74	0.00%	2.97%
2015	0.25%	11	36.04	396	0.00%	1.68%
2014	0.25%	12	35.45	425	0.00%	7.87%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.25%	21,360	29.83	637,269	2.38%	20.19%
2016	0.25%	23,026	24.82	571,595	2.34%	13.20%
2015	0.25%	27,572	21.93	604,631	2.07%	-5.86%
2014	0.25%	33,394	23.29	777,855	2.04%	12.22%
2013	0.25%	32,220	20.76	668,770	2.24%	35.48%
VP International Fund - Class I (ACVI)
2017	0.25%	41,309	22.10	912,989	0.87%	30.88%
2016	0.25%	43,176	16.89	729,110	1.05%	-5.73%
2015	0.25%	45,639	17.91	817,580	0.37%	0.51%
2014	0.25%	47,241	17.82	842,012	1.67%	-5.74%
2013	0.25%	49,492	18.91	935,875	2.04%	22.10%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.25%	6,636	24.72	164,044	1.55%	11.42%
2016	0.25%	6,840	22.19	151,762	1.66%	22.55%
2014	0.25%	7,383	18.41	135,952	1.18%	16.13%
2013	0.25%	8,859	15.86	140,470	1.15%	29.79%
VP Ultra(R) Fund - Class I (ACVU1)
2017	0.25%	1,043	29.74	31,020	0.35%	31.90%
2016	0.25%	967	22.55	21,805	0.31%	4.19%
2015	0.25%	1,361	21.64	29,456	0.45%	6.01%
2014	0.25%	1,329	20.42	27,134	0.37%	9.72%
2013	0.25%	1,392	18.61	25,902	0.49%	36.73%
VP Value Fund - Class I (ACVV)
2017	0.25%	4,721	38.93	183,784	1.66%	8.48%
2016	0.25%	4,855	35.89	174,232	1.36%	20.18%
2015	0.25%	21,902	29.86	654,020	2.06%	-4.12%
2014	0.25%	27,309	31.15	850,556	1.59%	12.80%
2013	0.25%	34,256	27.61	945,877	1.65%	31.40%
Growth Fund - Class 2 (AMVGR2)
2017	0.25%	47,854	24.48	1,171,236	0.51%	27.97%
2016	0.25%	51,707	19.13	988,921	0.77%	9.21%
2015	0.25%	53,993	17.51	945,515	0.58%	6.59%
2014	0.25%	59,749	16.43	981,613	0.77%	8.24%
2013	0.25%	83,379	15.18	1,265,569	0.92%	29.78%
International Fund - Class 2 (AMVI2)
2017	0.20%	6,791	14.13	95,958	1.50%	31.88%
2016	0.20%	4,762	10.71	51,022	1.38%	3.33%
2015	0.20%	5,235	10.37	54,284	1.57%	-4.72%
2014	0.20%	4,072	10.88	44,315	2.30%	-2.85%
2013	0.20%	1,359	11.20	15,223	1.44%	21.39%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Large Cap Core V.I. Fund - Class II (MLVLC2)
2017			0.25%	71			$26.43	$1,877	1.15%			21.77%
2016			0.25%	76			21.71	1,650	0.89%			10.13%
2015			0.25%	190			19.71	3,745	1.60%			0.09%
VP S&P 500 Index Portfolio (CVSPIP)
2017			0.25%	161			14.99	2,413	1.46%			21.16%
2016			0.25%	171			12.37	2,116	1.05%			11.30%
2015			0.25%	407			11.12	4,524	0.26%			0.73%
2014			0.25%	190			11.04	2,097	1.62%			10.36%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017			0.25%	348			19.41	6,754	0.80%			11.48%
2016			0.25%	4,438			17.41	77,259	0.17%			30.76%
2015			0.25%	109			13.31	1,451	0.46%			-6.70%
2014			0.25%	119			14.27	1,698	0.33%			5.35%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.20%	to	0.25%	116,301	39.32	to	39.02	4,570,782	0.66%	12.18%	to	12.12%
2016	0.20%	to	0.25%	117,576	35.05	to	34.80	4,119,410	0.97%	25.48%	to	25.41%
2015	0.20%	to	0.25%	140,444	27.94	to	27.75	3,923,154	0.76%	-2.52%	to	-2.57%
2014	0.20%	to	0.25%	152,384	28.66	to	28.48	4,367,062	0.66%	4.91%	to	4.86%
2013	0.20%	to	0.25%	292,652	27.32	to	27.16	7,994,605	1.09%	40.43%	to	40.36%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.10%	to	0.25%	789,127	27.74	to	31.38	22,671,891	1.75%	21.42%	to	21.24%
2016	0.10%	to	0.25%	762,574	22.85	to	25.88	18,069,259	2.02%	11.60%	to	11.43%
2015	0.10%	to	0.25%	825,078	20.47	to	23.23	17,517,876	1.84%	1.01%	to	0.85%
2014	0.10%	to	0.25%	957,471	20.27	to	23.03	20,167,166	1.77%	13.31%	to	13.14%
2013	0.10%	to	0.25%	977,124	17.89	to	20.36	18,219,808	1.83%	31.90%	to	31.70%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017			0.25%	466			23.63	11,010	1.13%			15.05%
2016			0.25%	483			20.54	9,919	1.16%			10.10%
2015			0.25%	829			18.65	15,463	1.35%			-3.44%
2014			0.25%	5,328			19.32	102,916	0.58%			13.17%
2013			0.25%	633			17.07	10,804	1.19%			34.01%
Appreciation Portfolio - Initial Shares (DCAP)
2017			0.25%	17,484			30.68	536,446	1.35%			27.01%
2016			0.25%	17,627			24.16	425,805	1.63%			7.63%
2015			0.25%	20,383			22.44	457,453	1.69%			-2.71%
2014			0.25%	24,947			23.07	575,489	1.85%			7.82%
2013			0.25%	26,150			21.40	559,480	1.96%			20.80%
International Value Portfolio - Initial Shares (DVIV)
2017			0.25%	163			22.99	3,747	1.49%			28.20%
2016			0.25%	172			17.93	3,085	4.15%			-1.69%
2015			0.25%	200,674			18.24	3,660,771	0.51%			-2.96%
2014			0.25%	28,523			18.80	536,217	1.28%			-9.55%
2013			0.25%	19,584			20.78	407,022	1.89%			22.69%
Quality Bond Fund II - Primary Shares (FQB)
2017			0.25%	308,366			22.75	7,015,146	3.23%			3.78%
2016			0.25%	314,385			21.92	6,891,827	0.00%			3.57%
2015			0.25%	113			21.17	2,392	3.78%			-0.49%
2014			0.25%	128			21.27	2,723	3.45%			3.53%
2013			0.25%	106			20.55	2,178	2.80%			0.78%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016			0.25%	90,306			20.00	1,806,136	1.48%			2.81%
2015			0.25%	138,023			19.45	2,684,923	1.47%			-0.11%
2014			0.25%	165,744			19.47	3,227,657	1.48%			5.57%
2013			0.25%	124,607			18.45	2,298,566	1.49%			15.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Contrafund(R) Portfolio - Service Class (FCS)
2017	0.20%	to	0.25%	6,425	$38.12	to	45.15	$258,763	0.91%	21.52%	to	21.46%
2016	0.20%	to	0.25%	6,610	31.37	to	37.17	218,861	0.30%	7.70%	to	7.64%
2015	0.20%	to	0.25%	18,198	29.13	to	34.53	603,611	0.61%	0.36%	to	0.31%
2014	0.20%	to	0.25%	17,807	29.03	to	34.43	587,492	0.67%	11.59%	to	11.54%
2013	0.20%	to	0.25%	25,708	26.01	to	30.86	769,796	1.01%	30.88%	to	30.82%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017			0.25%	5,000			28.80	143,978	1.69%			12.52%
2016			0.25%	4,774			25.59	122,171	2.15%			17.61%
2015			0.25%	6,496			21.76	141,348	2.99%			-4.33%
2014			0.25%	9,453			22.74	214,995	2.04%			8.38%
2013			0.25%	13,203			20.99	277,077	2.24%			27.69%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2017			0.25%	10,352			26.29	272,194	0.20%			34.06%
2016			0.25%	10,645			19.61	208,778	0.22%			0.00%
2015			0.25%	13,238			19.61	259,642	0.06%			5.22%
2014			0.25%	14,716			18.64	274,316	0.11%			11.82%
2013			0.25%	16,553			16.67	275,935	0.10%			37.43%
VIP Growth Portfolio - Service Class (FGS)
2017			0.25%	9,058			33.56	303,981	0.12%			34.67%
2016			0.25%	9,170			24.92	228,521	0.00%			0.46%
2015			0.25%	29,622			24.81	734,795	0.14%			6.79%
2014			0.25%	37,550			23.23	872,269	0.08%			10.91%
2013			0.25%	49,975			20.94	1,046,696	0.22%			35.86%
VIP High Income Portfolio - Service Class (FHIS)
2017			0.25%	430			19.58	8,421	5.21%			6.80%
2016			0.25%	456			18.34	8,361	4.43%			14.09%
2015			0.25%	1,100			16.07	17,679	6.28%			-4.00%
2014			0.25%	1,463			16.74	24,492	5.85%			0.82%
2013			0.25%	1,737			16.60	28,841	4.03%			5.61%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017			0.25%	1,671			16.37	27,358	0.79%			3.90%
2016			0.25%	14,418			15.76	227,200	2.21%			4.37%
2015			0.25%	17,919			15.10	270,553	1.17%			-0.95%
2014			0.25%	16,195			15.24	246,877	2.62%			5.49%
2013			0.25%	8,542			14.45	123,438	2.17%			-2.13%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.20%	to	0.25%	2,387	33.08	to	32.87	78,940	0.62%	20.46%	to	20.40%
2016	0.20%	to	0.25%	2,568	27.46	to	27.30	70,502	0.33%	11.89%	to	11.83%
2015	0.20%	to	0.25%	12,096	24.54	to	24.41	295,679	0.29%	-1.70%	to	-1.75%
2014	0.20%	to	0.25%	21,249	24.97	to	24.85	528,280	0.14%	5.98%	to	5.93%
2013	0.20%	to	0.25%	28,143	23.56	to	23.46	660,372	0.44%	35.79%	to	35.72%
VIP Overseas Portfolio - Service Class (FOS)
2017			0.25%	2,205			21.45	47,293	1.25%			29.78%
2016			0.25%	2,759			16.53	45,597	1.08%			-5.36%
2015			0.25%	4,848			17.46	84,657	1.27%			3.23%
2014			0.25%	5,076			16.92	85,863	1.72%			-8.39%
2013	0.20%	to	0.25%	3,884	18.27	to	18.46	71,711	1.23%	30.12%	to	30.05%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017			0.25%	66			32.40	2,139	1.39%			18.91%
2016			0.25%	70			27.25	1,907	0.87%			9.21%
2015			0.25%	174			24.95	4,342	0.74%			-3.30%
2014			0.25%	641			25.80	16,539	0.01%			6.43%
2013			0.25%	92,347			24.24	2,238,847	0.91%			30.12%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.20%	to	0.25%	52,529	29.25	to	29.07	1,527,044	0.54%	10.43%	to	10.38%
2016	0.20%	to	0.25%	76,561	26.49	to	26.33	2,016,362	0.82%	29.93%	to	29.86%
2015	0.20%	to	0.25%	98,701	20.39	to	20.28	2,001,612	0.63%	-7.57%	to	-7.62%
2014	0.20%	to	0.25%	131,977	22.06	to	21.95	2,897,052	0.63%	0.37%	to	0.32%
2013	0.20%	to	0.25%	173,857	21.97	to	21.88	3,804,134	1.32%	35.97%	to	35.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.20%	to	0.25%	635	$26.64	to	26.44	$16,788	2.46%	16.46%	to	16.40%
2016	0.20%	to	0.25%	876	22.87	to	22.71	19,896	2.01%	6.96%	to	6.91%
2015	0.20%	to	0.25%	1,433	21.38	to	21.24	30,443	3.18%	-6.68%	to	-6.73%
2014	0.20%	to	0.25%	1,530	22.92	to	22.77	34,847	2.04%	-11.31%	to	-11.35%
2013	0.20%	to	0.25%	7,109	25.84	to	25.69	182,647	2.36%	22.72%	to	22.66%
VI International Growth Fund - Series I Shares (AVIE)
2017			0.25%	4,770			28.02	133,673	1.61%			22.70%
2016			0.25%	3,682			22.84	84,097	0.28%			-0.70%
2015			0.25%	342			23.00	7,866	1.49%			-2.59%
2014			0.25%	337			23.61	7,957	1.09%			0.08%
2013			0.25%	550			23.59	12,976	0.52%			18.72%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017			0.25%	27,393			36.06	987,769	0.83%			13.48%
2016			0.25%	37,838			31.78	1,202,325	0.02%			14.41%
2015			0.25%	1,029			27.77	28,579	1.15%			-2.90%
2014			0.25%	2,408			28.60	68,875	0.00%			14.82%
Balanced Portfolio: Service Shares (JABS)
2017			0.25%	2,983			32.81	97,872	1.39%			17.84%
2016			0.25%	2,975			27.84	82,832	1.71%			4.06%
2015			0.25%	6,402			26.76	171,288	1.55%			0.16%
2014	0.20%	to	0.25%	8,306	26.88	to	26.71	221,881	1.52%	8.02%	to	7.97%
2013	0.20%	to	0.25%	5,558	24.88	to	24.74	137,520	2.42%	19.56%	to	19.50%
Enterprise Portfolio: Service Shares (JAMGS)
2017			0.25%	6,769			13.66	92,436	0.54%			26.77%
2016			0.25%	6,525			10.77	70,288	0.02%			7.72%	****
Forty Portfolio: Service Shares (JACAS)
2017			0.25%	2,704			25.89	70,009	0.00%			29.67%
2016			0.25%	2,704			19.97	53,989	0.86%			1.69%
2015			0.25%	3,707			19.63	72,787	1.23%			11.66%
2014	0.20%	to	0.25%	6,839	17.72	to	17.58	120,268	0.03%	8.25%	to	8.20%
2013	0.20%	to	0.25%	7,255	16.37	to	16.25	117,917	0.51%	30.62%	to	30.56%
Global Technology Portfolio: Service Shares (JAGTS)
2017			0.25%	2,701			15.29	41,287	0.44%			44.55%
2016			0.25%	2,861			10.57	30,254	0.08%			13.57%
2015			0.25%	7,004			9.31	65,216	0.03%			4.38%
2014			0.25%	875,289			8.92	7,807,731	0.00%			9.07%
2013			0.25%	17,752			8.18	145,177	0.00%			35.05%
Overseas Portfolio: Service Shares (JAIGS)
2017			0.25%	91,228			16.28	1,485,461	1.60%			30.48%
2016			0.25%	96,947			12.48	1,209,847	4.98%			-6.94%
2015			0.25%	108,523			13.41	1,455,298	0.52%			-9.03%
2014			0.25%	106,879			14.74	1,575,543	5.91%			-12.32%
2013			0.25%	121,759			16.81	2,047,098	3.03%			14.00%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017			0.20%	1,943			13.06	25,385	1.98%			27.57%
2016			0.20%	1,587			10.24	16,253	1.18%			20.54%
2015			0.20%	1,298			8.50	11,028	0.12%			-20.21%
2014	0.20%	to	0.25%	19,460	10.65	to	10.62	206,836	1.73%	-4.83%	to	-4.87%
2013	0.20%	to	0.25%	18,727	11.19	to	11.17	209,216	1.37%	-1.44%	to	-1.49%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2017			0.25%	3,959			23.82	94,305	0.00%			23.96%
2016			0.25%	228			19.22	4,381	0.00%			5.54%
2015			0.25%	1,951			18.21	35,524	0.00%			-4.61%
2014			0.25%	4,962			19.09	94,719	0.00%			3.82%
2013			0.25%	3,216			18.39	59,132	0.03%			46.68%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2017			0.25%	33,418			$12.09	$403,870	4.18%			8.94%
2016			0.25%	34,445			11.09	382,122	5.34%			11.85%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2013			0.25%	24			17.21	413	0.12%			29.99%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017			0.25%	11,152			10.57	117,850	2.38%			3.61%
2016			0.25%	13,578			10.20	138,494	2.61%			4.00%
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2017			0.25%	85,684			14.37	1,231,555	1.30%			20.17%
2016			0.25%	88,316			11.96	1,056,330	1.19%			7.91%
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2017			0.25%	7,638			11.54	88,141	1.62%			27.58%
2016			0.25%	8,287			9.05	74,956	1.34%			-1.16%
2015			0.25%	8,916			9.15	81,592	1.81%			-8.49%	****
Value Series - Service Class (MVFSC)
2017			0.25%	88,679			20.01	1,774,294	1.69%			17.06%
2016			0.25%	94,573			17.09	1,616,517	1.88%			13.49%
2015			0.25%	91,458			15.06	1,377,427	1.13%			-1.18%
2014			0.25%	7,747			15.24	118,071	1.28%			9.93%
2013			0.25%	9,129			13.86	126,569	1.01%			35.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017			0.25%	57,078			28.87	1,648,096	1.28%			26.50%
2016			0.25%	62,153			22.83	1,418,651	1.13%			3.58%
2015			0.25%	64,396			22.04	1,419,014	1.56%			6.05%
2014			0.25%	83,636			20.78	1,737,768	1.75%			0.88%
2013			0.25%	96,252			20.60	1,982,452	1.31%			27.31%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017			0.25%	317			36.06	11,431	5.41%			9.44%
2016			0.25%	336			32.95	11,072	4.67%			10.28%
2015			0.25%	810			29.88	24,203	4.43%			-1.36%
2014			0.25%	17,420			30.29	527,698	2.38%			2.67%
2013			0.25%	10,054			29.50	296,640	3.69%			-8.98%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2017			0.25%	19			20.58	391	0.00%			38.42%
2016			0.25%	21			14.86	312	0.00%			-9.01%
2015			0.25%	4,576			16.34	74,754	0.00%			-6.13%
2014			0.25%	7,692			17.40	133,866	0.00%			1.71%
2013			0.25%	7,567			17.11	129,472	0.31%			37.14%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.20%	to	0.25%	468	49.88	to	51.81	23,382	1.46%	2.90%	to	2.85%
2016	0.20%	to	0.25%	555	48.48	to	50.37	26,942	1.54%	6.60%	to	6.55%
2015	0.20%	to	0.25%	869	45.48	to	47.28	39,608	1.41%	1.97%	to	1.92%
2014	0.20%	to	0.25%	1,030	44.60	to	46.39	46,001	1.55%	29.46%	to	29.40%
2013	0.20%	to	0.25%	910	34.45	to	35.85	31,408	0.14%	1.85%	to	1.80%
NVIT Bond Index Fund Class I (NVBX)
2017			0.25%	369,110			10.75	3,969,717	2.52%			2.86%
2016			0.25%	384,423			10.46	4,019,298	2.44%			2.01%
2015			0.25%	367,773			10.25	3,769,563	2.13%			-0.11%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.20%	to	0.25%	33,986	27.95	to	28.32	962,171	5.31%	6.54%	to	6.49%
2016	0.20%	to	0.25%	37,026	26.24	to	26.59	984,206	5.71%	13.93%	to	13.87%
2015	0.20%	to	0.25%	40,063	23.03	to	23.35	934,947	5.51%	-2.80%	to	-2.85%
2014	0.20%	to	0.25%	39,441	23.69	to	24.04	947,185	6.23%	2.35%	to	2.29%
2013	0.20%	to	0.25%	49,393	23.15	to	23.50	1,159,411	6.66%	6.86%	to	6.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class I (GEM)
2017			0.25%	29,557			$31.40	$928,235	1.36%			41.15%
2016			0.25%	30,756			22.25	684,305	0.83%			7.45%
2015			0.25%	32,190			20.71	666,566	0.84%			-16.20%
2014			0.25%	33,286			24.71	822,556	1.32%			-5.74%
2013			0.25%	34,149			26.22	895,288	1.15%			0.49%
NVIT International Equity Fund - Class I (GIG)
2017			0.25%	34,652			19.78	685,264	1.73%			27.13%
2016			0.25%	35,717			15.55	555,572	2.36%			0.62%
2015			0.25%	13			15.46	201	0.24%			-3.30%
2014			0.25%	79			15.99	1,263	3.87%			-0.70%
2013			0.25%	2,195			16.10	35,337	0.43%			17.54%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017			0.25%	4			27.53	110	1.37%			19.69%
2016			0.25%	4			23.00	92	1.79%			8.06%
2015			0.25%	19			21.28	404	2.74%			-1.82%
2014			0.25%	29			21.68	629	1.33%			4.21%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017			0.25%	1,118			15.17	16,965	2.15%			6.09%
2016			0.25%	1,185			14.30	16,950	2.13%			4.55%
2015			0.25%	2,873			13.68	39,305	2.33%			-0.90%
2014			0.25%	2,321			13.80	32,041	0.73%			3.16%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017			0.25%	26			21.51	559	1.87%			13.77%
2016			0.25%	27			18.91	510	2.32%			6.55%
2015			0.25%	67			17.74	1,189	2.86%			-1.22%
2014			0.25%	82			17.96	1,473	1.50%			4.40%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017			0.25%	1,068			24.97	26,670	1.59%			17.86%
2016			0.25%	1,132			21.19	23,984	2.25%			7.42%
2015			0.25%	2,760			19.72	54,438	3.20%			-1.67%
2014			0.25%	2,422			20.06	48,584	1.49%			4.40%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017			0.25%	202			18.19	3,674	2.00%			9.80%
2016			0.25%	214			16.56	3,544	2.24%			5.73%
2015			0.25%	519			15.66	8,130	3.92%			-1.13%
2014			0.25%	145			15.84	2,297	1.52%			3.91%
NVIT Nationwide Fund - Class I (TRF)
2017			0.25%	6,503			26.11	169,815	1.05%			20.22%
2016			0.25%	6,566			21.72	142,619	1.47%			11.11%
2015			0.25%	6,645			19.55	129,901	1.24%			0.68%
2014			0.25%	6,719			19.42	130,456	1.17%			11.87%
2013			0.25%	6,796			17.36	117,953	1.34%			30.77%
NVIT Government Bond Fund - Class I (GBF)
2017	0.20%	to	0.25%	22,919	17.87	to	21.18	470,434	2.13%	1.88%	to	1.83%
2016	0.20%	to	0.25%	23,448	17.54	to	20.80	471,624	1.91%	0.54%	to	0.49%
2015	0.20%	to	0.25%	26,044	17.44	to	20.70	522,542	1.73%	-0.31%	to	-0.36%
2014	0.20%	to	0.25%	25,843	17.50	to	20.77	513,885	1.99%	4.36%	to	4.31%
2013	0.20%	to	0.25%	28,976	16.77	to	19.91	542,873	0.83%	-4.25%	to	-4.29%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013			0.25%	30			21.21	636	0.97%			26.93%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017			0.25%	1,444			23.80	34,374	1.76%			12.65%
2016			0.25%	1,522			21.13	32,164	2.18%			6.88%
2015	0.20%	to	0.25%	1,552	19.91	to	19.77	30,692	1.09%	-0.53%	to	-0.58%
2014	0.20%	to	0.25%	4,194	20.02	to	19.89	83,424	2.17%	4.97%	to	4.92%
2013	0.20%	to	0.25%	1,971	19.07	to	18.96	37,367	1.45%	16.39%	to	16.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013			0.25%	2,841			$20.45	$58,091	1.51%			22.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013			0.25%	218			17.60	3,836	0.28%			10.22%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.20%	to	0.25%	238,155	43.15	to	55.92	10,382,808	1.11%	15.55%	to	15.49%
2016	0.20%	to	0.25%	242,410	37.35	to	48.42	9,078,674	1.14%	20.05%	to	19.99%
2015	0.20%	to	0.25%	292,359	31.11	to	40.36	9,115,640	1.07%	-2.73%	to	-2.78%
2014	0.20%	to	0.25%	313,862	31.98	to	41.51	10,043,853	1.23%	9.20%	to	9.15%
2013	0.20%	to	0.25%	271,890	29.29	to	38.03	7,968,305	1.18%	32.78%	to	32.72%
NVIT Money Market Fund - Class I (SAM)
2016			0.25%	63			13.41	845	0.00%			-0.24%
2015			0.25%	342			13.44	4,597	0.00%			-0.25%
2014			0.25%	844			13.48	11,373	0.00%			-0.25%
2013			0.25%	1,571			13.51	21,223	0.00%			-0.25%
NVIT Money Market Fund - Class V (SAM5)
2017	0.20%	to	0.25%	7,953,989	11.44	to	11.35	90,563,654	0.47%	0.27%	to	0.22%
2016	0.20%	to	0.25%	7,999,908	11.41	to	11.33	90,872,376	0.03%	-0.17%	to	-0.22%
2015	0.20%	to	0.25%	7,982,961	11.43	to	11.35	90,850,511	0.00%	-0.20%	to	-0.25%
2014	0.20%	to	0.25%	6,335,713	11.45	to	11.38	72,204,353	0.00%	-0.20%	to	-0.25%
2013	0.20%	to	0.25%	5,830,582	11.47	to	11.41	66,596,781	0.00%	-0.20%	to	-0.25%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017			0.25%	875			21.55	18,853	0.36%			29.88%
2016			0.25%	928			16.59	15,395	0.70%			1.94%
2015			0.25%	2,284			16.27	37,171	0.46%			3.18%
2014			0.25%	2,243			15.77	35,380	0.27%			10.16%
2013			0.25%	6,009			14.32	86,041	0.67%			34.40%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017			0.25%	251			22.11	5,550	1.50%			14.25%
2016			0.25%	266			19.35	5,148	1.55%			16.06%
2015			0.25%	651			16.67	10,855	1.29%			-3.39%
2014			0.25%	655			17.26	11,305	1.10%			10.24%
2013			0.25%	861			15.66	13,480	0.89%			35.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017			0.25%	30			21.34	640	0.00%			27.42%
2016			0.25%	32			16.75	536	0.00%			6.20%
2015			0.25%	88			15.77	1,388	0.00%			-0.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017			0.25%	12			35.52	426	0.00%			24.61%
2016			0.25%	13			28.50	371	0.00%			8.04%
2015			0.25%	30			26.38	792	0.00%			0.50%
2014			0.25%	32			26.25	840	0.00%			2.55%
2013			0.25%	1,364			25.60	34,916	0.00%			43.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017			0.25%	224			54.17	12,134	0.49%			8.79%
2016			0.25%	253			49.79	12,597	0.24%			25.62%
2015			0.25%	6,104			39.64	241,949	0.58%			-6.26%
2014			0.25%	8,043			42.28	340,086	0.52%			6.75%
2013			0.25%	7,264			39.61	287,712	0.75%			40.05%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017			0.25%	23,974			50.01	1,198,999	0.00%			13.20%
2016			0.25%	28,784			44.18	1,271,643	0.32%			22.53%
2015	0.20%	to	0.25%	30,841	27.22	to	36.06	1,111,709	0.37%	-1.83%	to	-1.88%
2014	0.20%	to	0.25%	33,769	27.73	to	36.75	1,240,551	0.17%	0.61%	to	0.56%
2013	0.20%	to	0.25%	18,909	27.56	to	36.54	690,459	0.10%	40.62%	to	40.55%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.25%	139	$23.77	$3,303	4.66%	6.07%
2016	0.25%	143	22.41	3,204	2.73%	8.38%
2015	0.25%	346	20.67	7,154	1.58%	-3.13%
2014	0.25%	506	21.34	10,800	3.06%	3.62%
2013	0.25%	1,463	20.60	30,134	1.59%	-1.37%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.25%	5,025	13.17	66,166	0.50%	26.99%
2016	0.25%	5,126	10.37	53,148	0.71%	3.68%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.25%	28	26.88	753	3.12%	17.70%
2016	0.25%	30	22.84	685	2.29%	17.59%
2015	0.25%	71	19.42	1,379	1.50%	-6.53%
2014	0.25%	71	20.78	1,475	1.35%	8.90%
2013	0.25%	177	19.08	3,377	0.00%	35.30%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.25%	189	31.42	5,939	0.34%	25.10%
2016	0.25%	192	25.12	4,822	0.69%	8.46%
2015	0.25%	2,345	23.16	54,302	0.69%	-5.21%
2014	0.25%	3,909	24.43	95,490	0.45%	8.76%
2013	0.25%	4,118	22.46	92,497	1.12%	38.47%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.25%	11	39.98	440	0.00%	24.98%
2016	0.25%	11	31.99	352	0.00%	4.14%
2015	0.25%	26	30.72	799	0.00%	1.02%
2014	0.25%	34	30.41	1,034	0.00%	7.31%
2013	0.25%	45	28.34	1,275	0.00%	32.28%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.25%	18,755	26.95	505,450	0.60%	13.08%
2016	0.25%	18,937	23.83	451,328	0.81%	27.05%
2015	0.25%	19,164	18.76	359,498	0.77%	-12.02%
2014	0.25%	19,379	21.32	413,219	0.75%	9.58%
2013	0.25%	19,601	19.46	381,420	1.16%	30.81%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.25%	18,152	31.16	565,677	0.22%	26.52%
2016	0.25%	22,375	24.63	551,137	0.41%	-2.45%
2015	0.25%	23,189	25.25	585,509	0.09%	3.28%
2014	0.25%	23,809	24.45	582,044	0.43%	15.12%
2013	0.25%	26,218	21.24	556,753	0.95%	29.42%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.25%	45,088	30.61	1,380,000	0.91%	36.32%
2016	0.25%	50,278	22.45	1,128,819	0.47%	-0.17%
2015	0.25%	203,339	22.49	4,572,921	0.56%	3.68%
2014	0.25%	47,984	21.69	1,040,771	1.56%	2.04%
2013	0.25%	163,191	21.26	3,468,944	1.45%	26.99%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.25%	32	25.70	823	1.20%	16.62%
2016	0.25%	55	22.04	1,212	1.13%	11.34%
2015	0.25%	196	19.80	3,880	0.98%	3.07%
2014	0.25%	385	19.21	7,395	0.81%	10.43%
2013	0.25%	745	17.39	12,958	0.64%	31.44%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.25%	226	28.34	6,404	0.03%	28.47%
2016	0.25%	255	22.06	5,625	0.00%	2.08%
2015	0.25%	672	21.61	14,521	0.00%	6.34%
2014	0.25%	794	20.32	16,134	0.00%	5.52%
2013	0.25%	1,129	19.26	21,742	0.01%	35.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
All Asset Portfolio - Administrative Class (PMVAAA)
2017			0.25%	925			$20.83	$19,271	4.66%			13.26%
2016			0.25%	980			18.39	18,027	1.17%			12.65%
2015			0.25%	17,379			16.33	283,787	3.21%			-9.21%
2014			0.25%	20,939			17.99	376,622	5.29%			0.22%
2013			0.25%	19,688			17.95	353,333	7.45%			0.02%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.20%	to	0.25%	36,718	15.34	to	15.22	558,875	1.35%	1.15%	to	1.10%
2016	0.20%	to	0.25%	54,656	15.16	to	15.05	822,831	1.49%	1.20%	to	1.15%
2015	0.20%	to	0.25%	57,951	14.98	to	14.88	862,505	2.95%	0.11%	to	0.06%
2014	0.20%	to	0.25%	112,345	14.97	to	14.87	1,671,095	1.14%	0.65%	to	0.60%
2013	0.20%	to	0.25%	120,941	14.87	to	14.79	1,788,286	1.32%	-0.33%	to	-0.38%
Real Return Portfolio - Administrative Class (PMVRRA)
2017			0.25%	125,343			19.31	2,420,422	2.37%			3.40%
2016			0.25%	131,371			18.67	2,453,325	2.25%			4.92%
2015			0.25%	137,680			17.80	2,450,467	4.10%			-2.95%
2014			0.25%	160,596			18.34	2,945,153	1.57%			2.83%
2013			0.25%	255,677			17.83	4,559,633	1.59%			-9.44%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.20%	to	0.25%	27,506	20.73	to	20.57	565,823	2.02%	4.71%	to	4.66%
2016	0.20%	to	0.25%	31,669	19.80	to	19.65	622,437	2.20%	2.48%	to	2.43%
2015	0.20%	to	0.25%	42,468	19.32	to	19.19	814,887	1.97%	0.23%	to	0.18%
2014	0.20%	to	0.25%	1,088,350	19.27	to	19.15	20,940,997	2.19%	4.06%	to	4.01%
2013	0.20%	to	0.25%	1,202,444	18.52	to	18.41	22,232,899	2.17%	-2.15%	to	-2.20%
Mid Cap Value- Institutional Shares (GVMCE)
2017			0.25%	925			41.77	38,634	0.29%			10.79%
2016			0.25%	2,861			37.70	107,855	0.08%			13.25%
2015			0.25%	39,002			33.29	1,298,318	0.39%			-9.47%
2014			0.25%	43,651			36.77	1,605,051	0.99%			13.29%
2013			0.25%	52,219			32.46	1,694,902	0.85%			32.56%
Baron Growth Opportunities Fund Service Class (BNCAI)
2017			0.25%	1,383			46.33	64,080	0.00%			26.92%
2016			0.25%	1,424			36.51	51,985	0.50%			5.31%
2015	0.20%	to	0.25%	1,815	34.90	to	34.67	62,921	0.00%	-4.96%	to	-5.01%
2014	0.20%	to	0.25%	2,214	36.72	to	36.49	80,807	0.17%	4.65%	to	4.59%
2013	0.20%	to	0.25%	2,947	35.09	to	34.89	102,836	0.42%	39.78%	to	39.71%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2017			0.25%	442			30.92	13,668	4.62%			6.99%
2016			0.25%	468			28.90	13,527	3.13%			13.96%
2015			0.25%	15,334			25.36	388,903	4.78%			-4.18%
2014			0.25%	13,835			26.47	366,174	4.67%			-0.17%
2013			0.25%	9,725			26.51	257,820	5.35%			11.77%
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	0.20%	to	0.25%	2,169	33.18	to	32.93	71,740	0.60%	4.98%	to	4.92%
2016	0.20%	to	0.25%	2,972	31.61	to	31.38	93,575	0.65%	19.47%	to	19.41%
2015	0.20%	to	0.25%	3,761	26.46	to	26.28	99,094	0.00%	-12.63%	to	-12.68%
2014	0.20%	to	0.25%	5,065	30.28	to	30.09	152,697	0.00%	-3.77%	to	-3.82%
2013	0.20%	to	0.25%	31,605	31.47	to	31.29	989,190	0.48%	20.74%	to	20.68%
Equity Income Portfolio - II (TREI2)
2017	0.20%	to	0.25%	2,677	33.54	to	33.28	89,111	1.47%	15.50%	to	15.44%
2016	0.20%	to	0.25%	3,083	29.04	to	28.83	88,898	2.00%	18.62%	to	18.56%
2015	0.20%	to	0.25%	3,524	24.48	to	24.32	85,706	1.69%	-7.29%	to	-7.34%
2014	0.20%	to	0.25%	59,068	26.41	to	26.24	1,550,243	1.47%	6.89%	to	6.84%
2013	0.20%	to	0.25%	67,354	24.71	to	24.57	1,654,603	1.33%	29.15%	to	29.08%
Limited-Term Bond Portfolio (TRLT1)
2017			0.25%	179,525			10.55	1,894,364	1.47%			0.81%
2016			0.25%	79,188			10.47	828,921	1.33%			1.11%
2015			0.25%	85,918			10.35	889,455	1.15%			0.05%
2014			0.25%	35,360			10.35	365,864	0.84%			0.39%
2013			0.25%	315			10.31	3,247	0.21%			-0.12%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Mid-Cap Growth Portfolio - II (TRMCG2)
2017	0.25%	5,544	$61.87	$342,983	0.00%	24.13%
2016	0.25%	5,899	49.84	293,991	0.00%	5.77%
2015	0.25%	4,898	47.12	230,789	0.00%	6.01%
2014	0.25%	5,666	44.45	251,848	0.00%	12.54%
2013	0.25%	6,123	39.50	241,833	0.00%	36.06%
New America Growth Portfolio (TRNAG1)
2017	0.25%	76	36.88	2,803	0.10%	34.09%
2016	0.25%	80	27.51	2,200	0.03%	1.06%
2015	0.25%	203	27.22	5,525	0.00%	8.33%
2014	0.25%	250	25.13	6,282	0.00%	9.06%
2013	0.25%	243	23.04	5,598	0.00%	37.66%
Blue Chip Growth Portfolio (TRBCGP)
2017	0.25%	5,941	23.53	139,804	0.00%	35.83%
2016	0.25%	2,124	17.32	36,798	0.00%	0.53%
2015	0.25%	1,881	17.23	32,416	0.00%	10.77%
2014	0.25%	4,846	15.56	75,390	0.00%	8.89%
2013	0.25%	4,965	14.29	70,932	0.03%	40.80%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.25%	37,965	43.89	1,666,161	0.42%	50.66%
2016	0.25%	39,460	29.13	1,149,480	0.47%	-0.15%
2015	0.25%	41,311	29.17	1,205,169	0.55%	-14.21%
2014	0.25%	44,426	34.00	1,510,653	0.70%	-0.66%
2013	0.25%	112,913	34.23	3,865,097	1.47%	11.74%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.25%	68	30.13	2,049	0.00%	-1.94%
2016	0.25%	72	30.72	2,212	0.77%	43.35%
2015	0.25%	177	21.43	3,793	0.06%	-33.61%
2014	0.25%	8,556	32.28	276,204	0.09%	-19.30%
2013	0.25%	7,709	40.00	308,396	0.90%	10.26%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.25%	31,431	17.81	559,691	0.00%	26.58%
2016	0.25%	47,255	14.07	664,776	0.00%	5.85%
2015	0.25%	64,625	13.29	858,877	0.00%	-6.01%
2014	0.25%	58,601	14.14	828,660	0.00%	7.60%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2017	0.25%	1,397	23.17	32,375	1.29%	5.12%
2016	0.25%	1,480	22.04	32,627	0.90%	4.01%
2015	0.25%	3,635	21.20	77,047	1.15%	4.52%
2014	0.25%	5,074	20.28	102,896	0.90%	29.84%
2013	0.25%	535	15.62	8,356	0.98%	0.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.25%	15	31.47	472	0.66%	20.14%
2016	0.25%	14	26.19	367	1.69%	11.95%
2015	0.25%	34	23.40	795	0.13%	-3.33%
2014	0.25%	43	24.20	1,041	0.05%	10.15%
2013	0.25%	38	21.97	835	0.02%	30.35%
Floating-Rate Income Fund (ETVFR)
2015	0.25%	38,216	10.94	418,082	3.35%	-1.24%
2014	0.25%	36,335	11.08	402,493	1.68%	0.32%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.25%	20,025	11.17	223,654	2.50%	-1.66%
2014	0.25%	22,914	11.36	260,251	0.71%	13.57%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.25%	6,405	29.42	188,418	2.19%	-5.59%
2014	0.25%	9,036	31.16	281,565	3.01%	28.56%
2013	0.25%	9,171	24.24	222,283	1.54%	2.79%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.25%	4,531	$13.65	$61,867	0.38%	4.41%
2014	0.25%	4,275	13.08	55,908	0.38%	11.05%
2013	0.25%	3,994	11.78	47,035	0.67%	29.42%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.25%	87	25.12	2,186	0.06%	30.72%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014	0.25%	163	13.82	2,253	0.11%	1.87%
2013	0.25%	186	13.57	2,524	1.10%	27.96%
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	0.25%	28,421	32.54	924,848	0.06%	42.94%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.25%	7,734	15.69	121,311	2.11%	4.57%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.25%	9,059	9.82	88,996	1.35%	-7.32%
2013	0.25%	9,172	10.60	97,226	1.74%	18.37%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.25%	18,071	16.77	303,126	4.40%	1.38%
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.25%	9,681	16.96	164,202	1.74%	10.00%
2013	0.25%	16,063	15.42	247,670	1.36%	33.75%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.25%	26,047	10.08	262,671	0.00%	0.85%	****
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.25%	22	18.47	406	0.00%	29.85%
2017	Contract Owners’ Equity:				$169,664,606
2016	Contract Owners’ Equity:				$162,565,864
2015	Contract Owners’ Equity:				$164,503,893
2014	Contract Owners’ Equity:				$174,515,184
2013	Contract Owners’ Equity:				$171,623,005

*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.